The Bond Fund of America®
Investment portfolio
March 31, 2020
unaudited
Bonds, notes & other debt instruments 93.11% U.S. Treasury bonds & notes 30.42% U.S. Treasury 27.99%	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2020	$50,000	$50,893
U.S. Treasury 2.75% 2020	182,000	184,395
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 0.385% 2021[1,2]	15,888	15,926
U.S. Treasury 1.125% 2021	500	506
U.S. Treasury 1.125% 2021	—[3]	—[3]
U.S. Treasury 1.25% 2021	130,000	132,124
U.S. Treasury 1.50% 2021	161,000	164,444
U.S. Treasury 1.625% 2021	57,661	58,727
U.S. Treasury 1.625% 2021	7,090	7,263
U.S. Treasury 1.75% 2021	935	959
U.S. Treasury 2.00% 2021	3,000	3,076
U.S. Treasury 2.00% 2021	1,000	1,028
U.S. Treasury 2.125% 2021	100,000	102,312
U.S. Treasury 2.50% 2021	575,000	587,512
U.S. Treasury 1.375% 2022	700,000	714,707
U.S. Treasury 1.375% 2022	75,000	77,117
U.S. Treasury 1.50% 2022	211,000	217,284
U.S. Treasury 1.625% 2022	252,000	260,916
U.S. Treasury 1.625% 2022	6,000	6,220
U.S. Treasury 1.75% 2022	45,000	46,553
U.S. Treasury 1.875% 2022	54,500	56,351
U.S. Treasury 2.00% 2022	220,460	230,550
U.S. Treasury 2.00% 2022	54,800	57,246
U.S. Treasury 2.125% 2022	85,340	88,975
U.S. Treasury 2.125% 2022[1]	32,000	33,621
U.S. Treasury 1.25% 2023	34,400	35,478
U.S. Treasury 1.375% 2023	72,000	74,487
U.S. Treasury 1.375% 2023	13,000	13,480
U.S. Treasury 1.375% 2023	2,279	2,351
U.S. Treasury 1.50% 2023[1]	129,860	134,466
U.S. Treasury 1.50% 2023	23,169	23,962
U.S. Treasury 1.625% 2023	15,000	15,612
U.S. Treasury 1.75% 2023	3,100	3,240
U.S. Treasury 2.125% 2023	33,428	35,626
U.S. Treasury 2.50% 2023	205,735	220,966
U.S. Treasury 2.50% 2023	10,300	10,979
U.S. Treasury 2.625% 2023	114,000	121,762
U.S. Treasury 2.625% 2023	15,000	16,127
U.S. Treasury 2.75% 2023	100,000	107,732
U.S. Treasury 2.875% 2023	242,729	264,472
U.S. Treasury 2.875% 2023	164,500	179,547
U.S. Treasury 1.25% 2024	75,000	77,971
U.S. Treasury 1.50% 2024	230,200	242,182
U.S. Treasury 1.50% 2024	130,777	137,449
U.S. Treasury 1.50% 2024	5,120	5,394
U.S. Treasury 1.75% 2024	40,000	42,376
The Bond Fund of America — Page 1 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2024	$13,103	$13,894
U.S. Treasury 2.00% 2024	723,650	773,365
U.S. Treasury 2.00% 2024	183,000	195,292
U.S. Treasury 2.00% 2024	155,000	165,800
U.S. Treasury 2.125% 2024	108,000	116,553
U.S. Treasury 2.125% 2024	105,265	112,770
U.S. Treasury 2.125% 2024	18,000	19,462
U.S. Treasury 2.25% 2024	172,750	187,662
U.S. Treasury 2.25% 2024	55,825	59,923
U.S. Treasury 2.25% 2024	50,633	54,562
U.S. Treasury 2.25% 2024	33,000	35,913
U.S. Treasury 2.375% 2024	217,233	234,520
U.S. Treasury 2.50% 2024	84,000	91,431
U.S. Treasury 2.75% 2024	50,000	54,654
U.S. Treasury 0.50% 2025	141,054	141,974
U.S. Treasury 1.125% 2025	490,348	508,815
U.S. Treasury 1.375% 2025	97,369	102,039
U.S. Treasury 2.00% 2025	97,000	104,541
U.S. Treasury 2.125% 2025	61,750	67,107
U.S. Treasury 2.25% 2025	35,000	38,496
U.S. Treasury 2.50% 2025	14,000	15,430
U.S. Treasury 2.625% 2025	146,324	162,492
U.S. Treasury 2.625% 2025	63,822	71,708
U.S. Treasury 2.75% 2025[1]	992,493	1,106,798
U.S. Treasury 2.75% 2025	31,813	35,669
U.S. Treasury 2.875% 2025	287,175	323,353
U.S. Treasury 1.625% 2026	157,900	169,244
U.S. Treasury 1.625% 2026	87,850	94,136
U.S. Treasury 1.625% 2026	1,466	1,572
U.S. Treasury 1.75% 2026	200,000	216,282
U.S. Treasury 1.875% 2026[1]	402,000	436,560
U.S. Treasury 1.875% 2026	139,370	151,229
U.S. Treasury 2.00% 2026	15,600	17,104
U.S. Treasury 2.125% 2026	54,000	59,375
U.S. Treasury 2.25% 2026	64,385	71,153
U.S. Treasury 2.50% 2026	24,000	26,852
U.S. Treasury 2.625% 2026	142,585	160,379
U.S. Treasury 1.125% 2027	358,750	373,258
U.S. Treasury 2.25% 2027	220,486	248,274
U.S. Treasury 2.25% 2027	38,000	42,695
U.S. Treasury 2.25% 2027	3,000	3,350
U.S. Treasury 2.75% 2028	17,398	20,315
U.S. Treasury 2.875% 2028	61,335	72,436
U.S. Treasury 2.875% 2028	3,760	4,453
U.S. Treasury 1.625% 2029	123,598	134,382
U.S. Treasury 1.75% 2029	97,558	107,375
U.S. Treasury 2.375% 2029	11,795	13,589
U.S. Treasury 1.50% 2030	330,399	356,520
U.S. Treasury 4.625% 2040	9,400	15,415
U.S. Treasury 2.875% 2043	3,750	4,948
U.S. Treasury 3.00% 2044	5,900	7,997
U.S. Treasury 3.00% 2045[1]	37,100	50,793
U.S. Treasury 3.00% 2045	5,560	7,572
U.S. Treasury 2.50% 2046[1]	194,262	244,519
The Bond Fund of America — Page 2 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2046	$27,000	$34,007
U.S. Treasury 2.875% 2046[1]	32,854	44,408
U.S. Treasury 2.75% 2047[1]	37,100	49,118
U.S. Treasury 2.75% 2047	5,300	7,018
U.S. Treasury 3.00% 2047[1]	86,916	120,330
U.S. Treasury 3.00% 2047	13,950	19,307
U.S. Treasury 3.00% 2048[1]	179,901	249,440
U.S. Treasury 3.125% 2048	11,150	15,811
U.S. Treasury 3.375% 2048[1]	13,648	20,262
U.S. Treasury 2.25% 2049[1]	331,492	403,210
U.S. Treasury 2.375% 2049[1]	403,629	504,024
U.S. Treasury 2.875% 2049[1]	268,148	366,395
U.S. Treasury 3.00% 2049[1]	69,066	96,311
U.S. Treasury 2.00% 2050	40,710	47,329
		14,747,334
U.S. Treasury inflation-protected securities 2.43%
U.S. Treasury Inflation-Protected Security 0.625% 2023[4]	19,419	19,565
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	44,839	45,401
U.S. Treasury Inflation-Protected Security 0.50% 2024[4]	30,682	31,135
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	24,721	24,954
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	8,467	8,763
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	28,259	29,142
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	21,783	22,338
U.S. Treasury Inflation-Protected Security 1.75% 2028[4]	5,171	5,897
U.S. Treasury Inflation-Protected Security 0.25% 2029[4]	10,084	10,513
U.S. Treasury Inflation-Protected Security 0.125% 2030[4]	272,429	281,732
U.S. Treasury Inflation-Protected Security 2.125% 2041[1,4]	14,511	20,262
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,4]	195,485	218,865
U.S. Treasury Inflation-Protected Security 1.00% 2048[4]	25,313	31,173
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,4]	344,161	427,938
U.S. Treasury Inflation-Protected Security 0.25% 2050[4]	97,017	100,615
		1,278,293
Total U.S. Treasury bonds & notes		16,025,627
Corporate bonds & notes 30.13% Financials 7.41%
ACE INA Holdings Inc. 2.30% 2020	13,345	13,360
ACE INA Holdings Inc. 2.875% 2022	1,585	1,611
ACE INA Holdings Inc. 3.35% 2026	1,885	2,001
ACE INA Holdings Inc. 4.35% 2045	1,465	1,783
Allstate Corp. 3.85% 2049	9,000	10,044
Ally Financial Inc. 8.00% 2031	10,769	12,271
Ally Financial Inc. 8.00% 2031	5,630	6,503
American Express Co. 3.00% 2024	20,000	20,673
American International Group, Inc. 3.90% 2026	2,625	2,741
American International Group, Inc. 4.80% 2045	1,150	1,229
AON Corp. 2.20% 2022	1,195	1,191
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,230
AXA Equitable Holdings, Inc. 3.90% 2023	5,575	5,562
AXA Equitable Holdings, Inc. 5.00% 2048	13,935	13,224
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 8/11/2021)[5,6]	1,850	1,687
The Bond Fund of America — Page 3 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[6]	$21,000	$20,982
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)[6]	23,025	23,489
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	36,500	37,888
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[6]	2,500	2,627
Bank of America Corp. 4.00% 2024	4,700	5,020
Bank of America Corp. 4.20% 2024	3,225	3,434
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[6]	3,925	3,965
Bank of America Corp. 3.093% 2025 (3-month USD-LIBOR + 1.09% on 10/1/2024)[6]	21,250	21,719
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[6]	35,685	36,859
Bank of America Corp. 2.015% 2026 (3-month USD-LIBOR + 0.64% on 2/13/2025)[6]	41,862	41,061
Bank of America Corp. 3.50% 2026	6,900	7,363
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	6,425	6,647
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)[6]	1,025	1,051
Bank of America Corp. 3.705% 2028[6]	3,050	3,195
Bank of America Corp. 3.824% 2028 (3-month USD-LIBOR + 1.575% on 1/20/2027)[6]	400	416
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[6]	40,175	40,202
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[6]	83,385	80,313
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[6]	37,720	42,935
Bank of Nova Scotia 2.50% 2021	17,500	17,558
Bank of Nova Scotia 2.70% 2026	19,000	19,206
Barclays Bank PLC 3.65% 2025	2,000	1,977
Barclays Bank PLC 4.95% 2047	9,900	10,882
BBVA Bancomer SA 6.50% 2021[5]	241	243
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	25,376
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,711
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,402
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,860
BNP Paribas 3.50% 2023[5]	47,425	47,635
BNP Paribas 3.80% 2024[5]	39,000	40,251
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[5,6]	5,050	4,998
BNP Paribas 3.375% 2025[5]	25,675	25,554
Capital One Financial Corp. 4.25% 2025	17,500	17,964
Citigroup Inc. 2.35% 2021	16,500	16,497
Citigroup Inc. 2.70% 2021	13,500	13,561
Citigroup Inc. 2.90% 2021	13,500	13,633
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[6]	19,300	20,414
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[6]	13,900	14,334
Citigroup Inc. 3.20% 2026	2,600	2,699
Citigroup Inc. 4.60% 2026	4,175	4,498
Citigroup Inc. 3.668% 2028[6]	3,275	3,400
Citigroup Inc. 3.887% 2028[2]	8,175	8,433
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	11,852	11,767
Citigroup Inc. 2.666% 2031 (USD-SOFR + 1.146% on 1/29/2030)[6]	23,710	23,094
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[6]	36,875	40,656
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.05% on 9/12/2029)[5,6]	13,875	12,604
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,252
Cooperatieve Rabobank UA 2.625% 2024[5]	10,900	10,611
Credit Acceptance Corp. 6.625% 2026	1,488	1,414
Crédit Agricole SA 3.375% 2022[5]	10,250	10,235
Crédit Agricole SA 3.75% 2023[5]	21,000	21,428
Crédit Agricole SA 3.25% 2024[5]	6,200	6,222
Crédit Agricole SA 4.375% 2025[5]	11,130	11,141
Credit Suisse Group AG 3.45% 2021	11,250	11,325
The Bond Fund of America — Page 4 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,6]	$32,850	$32,024
Credit Suisse Group AG 3.80% 2023	29,264	29,970
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[5,6]	16,475	15,680
Credit Suisse Group AG 3.75% 2025	7,600	7,693
Credit Suisse Group AG 4.55% 2026	11,000	11,641
Credit Suisse Group AG 4.282% 2028[5]	4,286	4,398
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,6]	13,185	13,373
Credit Suisse Group AG 4.194% 2031[5,6]	63,825	65,515
Danske Bank AS 2.00% 2021[5]	20,260	19,870
Danske Bank AS 2.70% 2022[5]	13,475	12,893
Danske Bank AS 3.875% 2023[5]	31,840	31,476
Deutsche Bank AG 2.70% 2020	13,000	12,746
Deutsche Bank AG 3.15% 2021	32,737	32,000
Deutsche Bank AG 3.375% 2021	2,100	1,990
Deutsche Bank AG 4.25% 2021	36,725	35,278
Deutsche Bank AG 4.25% 2021	850	809
Deutsche Bank AG 3.30% 2022	4,055	3,803
Deutsche Bank AG 5.00% 2022	4,675	4,614
Deutsche Bank AG 3.95% 2023	11,197	11,137
Deutsche Bank AG 3.70% 2024	16,300	15,311
Deutsche Bank AG 3.70% 2024	6,250	5,652
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	45,957	42,579
Deutsche Bank AG 4.10% 2026	15,650	14,310
Deutsche Bank AG 4.10% 2026	3,022	2,817
DNB Bank ASA 2.375% 2021[5]	22,700	22,263
FS Energy and Power Fund 7.50% 2023[5]	7,755	6,960
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	41,000	41,250
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[6]	3,565	3,642
Goldman Sachs Group, Inc. 3.50% 2025	38,512	39,123
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 2.862% 2026[2]	5,975	5,497
Goldman Sachs Group, Inc. 3.50% 2026	2,525	2,586
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]	10,080	10,442
Goldman Sachs Group, Inc. 3.80% 2030	88,140	92,106
Groupe BPCE SA 2.75% 2023[5]	8,600	8,491
Groupe BPCE SA 5.70% 2023[5]	30,476	31,368
Groupe BPCE SA 5.15% 2024[5]	25,098	26,508
Groupe BPCE SA 4.50% 2025[5]	7,795	7,750
Guardian Life Global Funding 2.90% 2024[5]	2,420	2,496
Hartford Financial Services Group, Inc. 2.80% 2029	13,850	13,566
Hartford Financial Services Group, Inc. 3.60% 2049	3,250	3,090
HSBC Holdings PLC 4.125% 2020[5]	9,453	9,481
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[6]	18,500	17,981
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[6]	37,900	38,999
HSBC Holdings PLC 4.95% 2030	12,975	14,326
HSBK (Europe) BV 7.25% 2021[5]	3,710	3,806
Icahn Enterprises Finance Corp. 6.25% 2022	5,940	5,987
Intesa Sanpaolo SpA 3.125% 2022[5]	17,025	16,260
Intesa Sanpaolo SpA 3.375% 2023[5]	39,966	38,205
Intesa Sanpaolo SpA 3.25% 2024[5]	5,600	5,232
Intesa Sanpaolo SpA 5.017% 2024[5]	116,668	119,289
Intesa Sanpaolo SpA 5.71% 2026[5]	24,105	23,541
Intesa Sanpaolo SpA 3.875% 2027[5]	10,275	9,540
Intesa Sanpaolo SpA 3.875% 2028[5]	4,974	4,698
Jefferies Financial Group Inc. 5.50% 2023	4,695	4,745
The Bond Fund of America — Page 5 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.40% 2021	$17,500	$17,589
JPMorgan Chase & Co. 2.55% 2021	26,400	26,471
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[6]	20,134	20,944
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[6]	1,242	1,302
JPMorgan Chase & Co. 3.875% 2024	485	513
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[6]	5,875	6,234
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	51,319	51,412
JPMorgan Chase & Co. 3.125% 2025	1,055	1,101
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	137,868	136,257
JPMorgan Chase & Co. 2.95% 2026	3,525	3,651
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[6]	40,356	40,610
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[6]	16,500	16,502
Lloyds Banking Group PLC 4.05% 2023	14,200	14,797
Lloyds Banking Group PLC 4.582% 2025	5,143	5,303
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[6]	13,875	13,131
Lloyds Banking Group PLC 4.375% 2028	2,560	2,760
LPL Financial Holdings Inc. 4.625% 2027[5]	4,395	4,053
Marsh & McLennan Cos., Inc. 3.875% 2024	17,120	17,962
Marsh & McLennan Cos., Inc. 4.375% 2029	2,460	2,739
Marsh & McLennan Cos., Inc. 4.75% 2039	750	886
Marsh & McLennan Cos., Inc. 4.90% 2049	1,200	1,541
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[5,6]	100	116
MetLife, Inc. 3.60% 2025	100	105
MetLife, Inc. 4.55% 2030	2,000	2,254
MetLife, Inc. 4.60% 2046	800	885
Metropolitan Life Global Funding I 2.50% 2020[5]	7,500	7,528
Metropolitan Life Global Funding I 2.40% 2021[5]	19,975	19,915
Metropolitan Life Global Funding I 3.45% 2021[5]	1,500	1,512
Metropolitan Life Global Funding I 2.40% 2022[5]	5,965	6,004
Metropolitan Life Global Funding I 3.375% 2022[5]	3,000	3,048
Metropolitan Life Global Funding I 3.60% 2024[5]	3,000	3,120
Metropolitan Life Global Funding I 3.45% 2026[5]	2,315	2,441
Metropolitan Life Global Funding I 3.00% 2027[5]	2,500	2,459
Metropolitan Life Global Funding I 3.05% 2029[5]	5,000	5,088
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	7,451	7,355
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,045
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	10,025
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,643
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	45,000	44,649
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	17,453
Morgan Stanley 2.50% 2021	14,300	14,294
Morgan Stanley 2.75% 2022	13,054	13,203
Morgan Stanley 3.125% 2023	14,850	15,208
Morgan Stanley 3.70% 2024	875	926
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[6]	57,500	59,288
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	31,600	32,043
Morgan Stanley 3.591% 2028[2]	4,950	5,198
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	24,660	24,224
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[6]	31,610	32,967
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[6]	15,000	21,277
MSCI Inc. 3.625% 2030[5]	1,175	1,121
National Australia Bank Ltd. 2.50% 2022	15,500	15,656
National Australia Bank Ltd. 2.875% 2023	13,200	13,447
The Bond Fund of America — Page 6 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[5,6]	$5,000	$4,860
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[5,6]	33,400	33,606
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[5,6]	3,000	2,940
Navient Corp. 5.50% 2023	7,000	6,633
Navient Corp. 5.00% 2027	3,250	2,818
New York Life Global Funding 1.95% 2020[5]	3,625	3,618
New York Life Global Funding 1.70% 2021[5]	30,500	31,073
New York Life Global Funding 2.00% 2021[5]	700	699
New York Life Global Funding 2.25% 2022[5]	10,195	10,257
New York Life Global Funding 2.875% 2024[5]	2,500	2,571
New York Life Global Funding 3.00% 2028[5]	2,500	2,568
Nuveen, LLC 4.00% 2028[5]	1,515	1,588
OneMain Holdings, Inc. 7.125% 2026	7,800	7,678
PNC Bank 3.50% 2023	17,840	18,483
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,159
PRICOA Global Funding I 2.45% 2022[5]	3,090	3,034
PRICOA Global Funding I 3.45% 2023[5]	11,525	11,785
Principal Financial Group, Inc. 4.111% 2028[5]	3,500	3,486
Progressive Corp. 4.00% 2029	3,000	3,311
Progressive Corp. 3.20% 2030	3,650	3,974
Progressive Corp. 3.95% 2050	1,250	1,449
Prudential Financial, Inc. 3.905% 2047	850	825
Prudential Financial, Inc. 4.418% 2048	1,000	1,036
Prudential Financial, Inc. 4.35% 2050	5,000	5,159
Prudential Financial, Inc. 3.70% 2051	21,150	19,908
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[6]	3,500	3,252
Rabobank Nederland 2.50% 2021	8,500	8,508
Rabobank Nederland 4.375% 2025	5,945	6,102
Rede D’Or Finance SARL 4.50% 2030[5]	7,200	6,284
Royal Bank of Canada 3.20% 2021	20,000	20,242
Royal Bank of Canada 2.80% 2022	23,825	24,141
Royal Bank of Canada 1.95% 2023	9,520	9,435
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[6]	14,130	14,248
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6]	14,200	14,912
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[6]	5,300	5,771
Santander Holdings USA, Inc. 3.40% 2023	17,000	16,817
Santander Holdings USA, Inc. 3.50% 2024	13,325	13,033
Santander Holdings USA, Inc. 3.244% 2026	15,000	13,424
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,382
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,287
State Street Corp. 2.825% 2023 (USD-SOFR + 2.69% on 3/30/2022)[5,6]	4,150	4,191
State Street Corp. 2.901% 2026 (USD-SOFR + 2.70% on 3/30/2025)[5,6]	4,500	4,610
State Street Corp. 3.152% 2031 (USD-SOFR + 2.65% on 3/30/2025)[5,6]	2,750	2,827
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	29,014
Svenska Handelsbanken AB 1.875% 2021	8,920	8,731
Synchrony Financial 2.85% 2022	8,750	8,346
Synchrony Financial 4.375% 2024	5,825	5,779
Toronto-Dominion Bank 2.65% 2024	41,125	42,064
Travelers Cos., Inc. 4.00% 2047	2,250	2,546
Travelers Cos., Inc. 4.10% 2049	1,500	1,772
U.S. Bancorp 2.85% 2023	21,000	21,483
U.S. Bancorp 3.40% 2023	13,125	13,831
U.S. Bancorp 2.40% 2024	59,000	59,104
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[5,6]	19,100	18,672
The Bond Fund of America — Page 7 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UniCredit SpA 3.75% 2022[5]	$14,975	$14,858
UniCredit SpA 6.572% 2022[5]	22,250	22,680
UniCredit SpA 4.625% 2027[5]	27,550	25,562
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,6]	53,810	49,617
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[5,6]	35,184	39,210
Unum Group 5.625% 2020	345	346
VEB Finance Ltd. 6.902% 2020[5]	4,600	4,610
VEB Finance Ltd. 6.80% 2025[5]	500	531
Wells Fargo & Co. 2.10% 2021	41,300	41,274
Wells Fargo & Co. 2.50% 2021	13,500	13,514
Wells Fargo & Co. 2.625% 2022	16,000	16,209
Wells Fargo & Co. 3.55% 2023	5,000	5,249
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[6]	71,875	70,946
Wells Fargo & Co. 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[6]	6,300	6,157
Wells Fargo & Co. 3.00% 2026	75	77
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[6]	24,675	25,458
Wells Fargo & Co. 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[6]	49,312	47,623
Wells Fargo & Co. 4.478% 2031 (3-month USD-LIBOR + 3.77% on 4/4/2030)[6]	4,925	5,592
Wells Fargo & Co. 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[6]	35,200	45,013
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[6]	29,668	28,522
Willis North America Inc. 3.875% 2049	3,100	3,235
		3,900,782
Health care 4.75%
Abbott Laboratories 3.40% 2023	6,785	7,141
Abbott Laboratories 3.75% 2026	1,023	1,145
Abbott Laboratories 4.75% 2036	200	254
AbbVie Inc. 2.50% 2020	12,435	12,436
AbbVie Inc. 2.30% 2021	14,335	14,296
AbbVie Inc. 3.20% 2022	3,040	3,109
AbbVie Inc. 3.75% 2023	5,333	5,535
AbbVie Inc. 2.60% 2024[5]	33,935	34,545
AbbVie Inc. 2.95% 2026[5]	31,642	32,314
AbbVie Inc. 3.20% 2029[5]	39,761	40,810
AbbVie Inc. 4.05% 2039[5]	13,700	14,435
AbbVie Inc. 4.45% 2046	18,055	19,276
AbbVie Inc. 4.875% 2048	13,000	15,226
AbbVie Inc. 4.25% 2049[5]	13,724	14,995
Allergan PLC 3.45% 2022	43,067	44,744
Allergan PLC 3.80% 2025	3,803	3,901
Allergan PLC 4.75% 2045	5,024	5,446
Allergan, Inc. 5.00% 2021[5]	12,457	12,913
Amgen Inc. 2.45% 2030	30,215	30,177
Amgen Inc. 3.375% 2050	9,410	9,951
Anthem, Inc. 2.95% 2022	22,000	22,493
Anthem, Inc. 2.375% 2025	1,534	1,517
AstraZeneca PLC 2.375% 2022	14,650	14,771
AstraZeneca PLC 3.50% 2023	15,207	15,971
AstraZeneca PLC 3.375% 2025	41,116	43,357
AstraZeneca PLC 4.00% 2029	10,809	12,316
Avantor, Inc. 6.00% 2024[5]	5,243	5,526
Bayer US Finance II LLC 3.875% 2023[5]	26,275	26,935
Bayer US Finance II LLC 4.25% 2025[5]	31,819	33,129
The Bond Fund of America — Page 8 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bayer US Finance II LLC 4.375% 2028[5]	$31,900	$34,168
Bayer US Finance II LLC 4.875% 2048[5]	5,776	6,690
Becton, Dickinson and Co. 2.404% 2020	19,675	19,614
Becton, Dickinson and Co. 2.894% 2022	22,730	22,767
Becton, Dickinson and Co. 3.363% 2024	41,795	41,964
Becton, Dickinson and Co. 3.734% 2024	5,000	5,136
Becton, Dickinson and Co. 3.70% 2027	22,356	22,767
Boston Scientific Corp. 3.375% 2022	5,000	5,163
Boston Scientific Corp. 3.45% 2024	1,985	2,041
Boston Scientific Corp. 3.75% 2026	11,325	11,904
Boston Scientific Corp. 4.70% 2049	1,025	1,177
Bristol-Myers Squibb Co. 2.60% 2022[5]	6,623	6,764
Bristol-Myers Squibb Co. 2.90% 2024[5]	21,114	22,421
Bristol-Myers Squibb Co. 3.20% 2026[5]	12,838	13,742
Bristol-Myers Squibb Co. 3.40% 2029[5]	42,767	47,108
Bristol-Myers Squibb Co. 4.25% 2049[5]	6,867	8,645
Centene Corp. 4.75% 2022	2,500	2,526
Centene Corp. 4.75% 2025[5]	24,060	24,511
Centene Corp. 5.375% 2026[5]	10,415	10,786
Centene Corp. 5.375% 2026[5]	3,175	3,274
Centene Corp. 4.25% 2027[5]	58,085	58,518
Centene Corp. 4.625% 2029[5]	35,335	35,708
Centene Corp. 3.375% 2030[5]	23,182	21,646
Charles River Laboratories International, Inc. 5.50% 2026[5]	6,500	6,675
Cigna Corp. 3.75% 2023	7,753	7,994
Cigna Corp. 4.375% 2028	21,465	23,145
Cigna Corp. 2.40% 2030	12,241	11,655
Cigna Corp. 4.80% 2038	2,020	2,283
Cigna Corp. 4.90% 2048	14,945	18,153
Concordia International Corp. 8.00% 2024	1,308	1,158
CVS Health Corp. 3.35% 2021	2,571	2,590
CVS Health Corp. 3.625% 2027	6,114	6,275
CVS Health Corp. 4.30% 2028	6,090	6,480
CVS Health Corp. 3.75% 2030	11,800	12,234
CVS Health Corp. 5.05% 2048	12,004	13,685
CVS Health Corp. 4.25% 2050	9,929	10,366
DaVita HealthCare Partners Inc. 5.125% 2024	5,000	5,016
Elanco Animal Health Incorporated 5.022% 2023	3,250	3,293
Eli Lilly and Co. 2.35% 2022	3,816	3,894
Eli Lilly and Co. 3.375% 2029	10,486	11,338
EMD Finance LLC 2.95% 2022[5]	9,600	9,744
EMD Finance LLC 3.25% 2025[5]	36,850	38,861
Endo International PLC 5.875% 2024[5]	625	590
GlaxoSmithKline PLC 2.875% 2022	6,417	6,571
GlaxoSmithKline PLC 3.375% 2023	41,545	43,418
GlaxoSmithKline PLC 3.00% 2024	14,515	15,165
GlaxoSmithKline PLC 3.625% 2025	17,910	19,339
HCA Inc. 5.875% 2023	3,750	3,938
HCA Inc. 5.875% 2026	4,700	4,921
HCA Inc. 4.125% 2029	2,825	2,855
HCA Inc. 5.875% 2029	7,130	7,567
HCA Inc. 3.50% 2030	5,225	4,762
HCA Inc. 5.25% 2049	8,300	8,921
Humana Inc. 2.50% 2020	15,000	14,940
The Bond Fund of America — Page 9 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
IMS Health Holdings, Inc. 5.00% 2026[5]	$5,750	$5,905
Johnson & Johnson 2.25% 2022	12,240	12,692
Kinetic Concepts, Inc. 12.50% 2021[5]	5,955	6,007
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,496
Medtronic, Inc. 3.50% 2025	890	960
Merck & Co., Inc. 2.80% 2023	5,773	5,820
Merck & Co., Inc. 2.90% 2024	5,655	5,924
Merck & Co., Inc. 2.75% 2025	33,248	34,833
Molina Healthcare, Inc. 5.375% 2022	1,000	995
Molina Healthcare, Inc. 4.875% 2025[5]	10,115	9,951
Mylan Laboratories Inc. 3.15% 2021	14,800	14,669
New York University Hospital Center 3.38% 2055	6,417	6,019
Novartis Capital Corp. 1.75% 2025	10,827	10,958
Novartis Capital Corp. 2.00% 2027	5,513	5,583
Novartis Capital Corp. 2.20% 2030	15,824	16,143
Partners HealthCare System, Inc. 3.192% 2049	10,400	10,458
Pfizer Inc. 2.80% 2022	3,707	3,788
Pfizer Inc. 3.20% 2023	37,100	39,190
Pfizer Inc. 2.95% 2024	9,971	10,358
Pfizer Inc. 2.75% 2026	10,172	10,718
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.01% 2023 (100% PIK)[2,7,8,9,10]	7,073	6,135
Shire PLC 2.40% 2021	13,442	13,402
Shire PLC 2.875% 2023	8,790	8,985
Shire PLC 3.20% 2026	43,426	44,513
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	47,390	49,968
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	68,368	78,175
Team Health Holdings, Inc. 6.375% 2025[5]	5,240	1,880
Tenet Healthcare Corp. 4.625% 2024	10,300	9,862
Tenet Healthcare Corp. 4.875% 2026[5]	5,535	5,293
Tenet Healthcare Corp. 5.125% 2027[5]	4,565	4,377
Teva Pharmaceutical Finance Co. BV 2.20% 2021	3,886	3,733
Teva Pharmaceutical Finance Co. BV 2.95% 2022	6,800	6,271
Teva Pharmaceutical Finance Co. BV 2.80% 2023	239,298	219,854
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	91,277
Teva Pharmaceutical Finance Co. BV 7.125% 2025[5]	66,000	65,712
Teva Pharmaceutical Finance Co. BV 3.15% 2026	95,825	81,444
Teva Pharmaceutical Finance Co. BV 6.75% 2028	86,779	84,657
Teva Pharmaceutical Finance Co. BV 4.10% 2046	110,965	81,870
Thermo Fisher Scientific Inc. 4.497% 2030	12,711	14,357
UnitedHealth Group Inc. 3.35% 2022	200	207
UnitedHealth Group Inc. 2.375% 2024	11,540	11,853
UnitedHealth Group Inc. 3.50% 2024	21,200	22,599
UnitedHealth Group Inc. 3.70% 2025	15,430	16,724
UnitedHealth Group Inc. 3.75% 2025	5,880	6,391
UnitedHealth Group Inc. 2.875% 2029	16,410	17,337
UnitedHealth Group Inc. 4.45% 2048	4,920	6,203
UnitedHealth Group Inc. 3.70% 2049	13,875	15,511
Valeant Pharmaceuticals International, Inc. 6.50% 2022[5]	4,255	4,313
Valeant Pharmaceuticals International, Inc. 7.00% 2024[5]	5,608	5,783
Valeant Pharmaceuticals International, Inc. 5.50% 2025[5]	10,000	10,166
Valeant Pharmaceuticals International, Inc. 9.25% 2026[5]	9,160	9,613
The Bond Fund of America — Page 10 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellPoint, Inc. 3.50% 2024	$18,698	$19,221
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,285
		2,499,968
Utilities 3.18%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[5]	1,055	1,081
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	2,110	2,100
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[5]	20,500	20,692
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[5]	600	606
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[5]	440	460
AEP Transmission Co. LLC 3.65% 2050	4,275	4,422
AES Corp. 4.875% 2023	6,550	6,345
AES Corp. 5.50% 2025	6,000	5,925
AES Corp. 5.125% 2027	2,000	2,016
Alliant Energy Finance LLC 4.25% 2028[5]	3,804	3,845
Ameren Corp. 2.50% 2024	3,297	3,212
Ameren Corp. 3.50% 2031	12,750	12,720
American Electric Power Co., Inc. 4.30% 2028	10,000	10,680
American Electric Power Co., Inc. 2.30% 2030	17,450	16,387
American Electric Power Co., Inc. 3.25% 2050	22,050	19,426
Avangrid, Inc. 3.80% 2029	5,000	5,129
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	8,336
Berkshire Hathaway Energy Co. 4.05% 2025[5]	5,800	6,260
Berkshire Hathaway Energy Co. 3.70% 2030[5]	7,575	8,060
Berkshire Hathaway Energy Co. 4.50% 2045	200	226
Berkshire Hathaway Energy Co. 4.25% 2050[5]	3,975	4,555
Calpine Corp. 5.25% 2026[5]	10,300	9,857
Cemig Geração e Transmissão SA 9.25% 2024	700	678
CenterPoint Energy, Inc. 3.85% 2024	36,462	37,058
CenterPoint Energy, Inc. 2.95% 2030	13,000	12,377
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,704
CMS Energy Corp. 3.875% 2024	5,000	5,104
CMS Energy Corp. 3.00% 2026	5,707	5,604
Colbun SA 3.95% 2027[5]	5,225	5,036
Comision Federal de Electricidad 4.875% 2024[5]	2,500	2,397
Comision Federal de Electricidad 4.75% 2027[5]	370	345
Consolidated Edison Co. of New York, Inc. 3.35% 2030	6,625	6,848
Consolidated Edison Co. of New York, Inc. 3.988% 2050	8,100	8,472
Consumers Energy Co. 3.10% 2050	23,802	23,325
Consumers Energy Co. 3.75% 2050	5,000	5,446
Consumers Energy Co. 3.50% 2051	9,700	10,465
Dominion Resources, Inc. 3.375% 2030	19,275	19,081
Dominion Resources, Inc., junior subordinated, 3.071% 2024[6]	17,600	17,626
DTE Energy Co. 3.40% 2029	16,850	16,967
Duke Energy Carolinas, LLC 2.45% 2029	32,180	31,645
Duke Energy Carolinas, LLC 2.45% 2030	33,114	33,051
Duke Energy Corp. 3.40% 2029	29,000	29,434
Duke Energy Florida, LLC 2.50% 2029	13,933	13,728
Duke Energy Indiana, Inc. 3.25% 2049	3,875	3,935
Edison International 3.125% 2022	13,250	13,038
Edison International 3.55% 2024	38,775	38,589
Edison International 4.95% 2025	3,350	3,402
Edison International 5.75% 2027	11,322	11,793
Edison International 4.125% 2028	35,608	34,169
The Bond Fund of America — Page 11 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
EDP Finance BV 5.25% 2021[5]	$3,500	$3,602
EDP Finance BV 3.625% 2024[5]	9,275	9,367
Electricité de France SA 4.50% 2028[5]	762	842
Electricité de France SA 4.875% 2038[5]	3,725	4,298
Electricité de France SA 4.95% 2045[5]	711	793
Electricité de France SA 5.00% 2048[5]	305	346
Electricité de France SA 6.00% 2114	£300	561
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	$22,401	20,760
Emera US Finance LP 2.70% 2021	3,085	3,121
Emera US Finance LP 3.55% 2026	4,945	4,727
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,484
Empresas Publicas de Medellin E.S.P. 4.25% 2029[5]	2,010	1,731
Enel Chile SA 4.875% 2028	4,000	3,978
Enel Finance International SA 4.625% 2025[5]	29,000	30,707
Enel Finance International SA 3.50% 2028[5]	8,724	8,782
Enel Finance International SA 4.75% 2047[5]	1,966	2,017
Enel Società per Azioni 8.75% 2073[5,6]	9,500	10,097
Engie Energia Chile SA 3.40% 2030[5]	1,458	1,253
Entergy Corp. 2.95% 2026	15,775	15,672
Entergy Louisiana, LLC 2.90% 2051	10,000	8,854
Exelon Corp. 4.05% 2030	17,725	17,590
Exelon Corp. 4.70% 2050	2,850	2,989
Exelon Corp., junior subordinated, 3.497% 2022[6]	21,000	20,345
FirstEnergy Corp. 3.90% 2027	42,060	42,603
FirstEnergy Corp. 3.50% 2028[5]	8,321	7,883
FirstEnergy Corp. 2.65% 2030	27,071	25,681
FirstEnergy Corp. 7.375% 2031	8,895	11,976
FirstEnergy Corp. 4.85% 2047	8,271	9,285
FirstEnergy Corp. 3.40% 2050	19,888	19,062
FirstEnergy Corp., Series B, 4.25% 2023	11,400	11,657
Florida Power & Light Co. 2.85% 2025	4,900	5,157
Florida Power & Light Co. 3.70% 2047[5]	6,939	7,691
Florida Power & Light Co. 3.15% 2049	7,939	8,275
Georgia Power Co. 3.70% 2050	4,800	5,043
Gulf Power Co. 3.30% 2027	1,831	1,800
Interstate Power and Light Co. 3.25% 2024	9,628	9,754
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,377
Israel Electric Corp. Ltd. 8.10% 2096[5]	6,250	9,156
Jersey Central Power & Light Co. 4.30% 2026[5]	4,480	4,799
Metropolitan Edison Co. 4.30% 2029[5]	3,000	3,154
MidAmerican Energy Holdings Co. 3.65% 2029	2,754	3,015
Mississippi Power Co. 3.95% 2028	6,400	6,606
Mississippi Power Co. 4.25% 2042	15,576	15,000
National Grid PLC 3.15% 2027[5]	1,105	1,099
New York State Electric & Gas Corp. 3.25% 2026[5]	2,000	2,105
NextEra Energy Capital Holdings, Inc. 2.403% 2021	10,000	9,990
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	3,855
NextEra Energy Partners, LP 4.25% 2024[5]	4,715	4,627
NextEra Energy Partners, LP 3.875% 2026[5]	3,535	3,378
Niagara Mohawk Power Corp. 3.508% 2024[5]	2,050	2,149
Niagara Mohawk Power Corp. 4.278% 2034[5]	3,000	3,203
NiSource Finance Corp. 2.65% 2022	2,875	2,904
Northern States Power Co. 2.20% 2020	1,042	1,040
Northern States Power Co. 3.40% 2042	50	47
The Bond Fund of America — Page 12 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northern States Power Co. 2.90% 2050	$12,024	$11,907
NRG Energy, Inc. 7.25% 2026	8,773	9,238
NSTAR Electric Co. 3.95% 2030	1,825	2,045
NV Energy, Inc. 6.25% 2020	3,100	3,190
Pacific Gas and Electric Co. 3.50% 2020[11]	711	699
Pacific Gas and Electric Co. 2.45% 2022[11]	803	794
Pacific Gas and Electric Co. 4.25% 2023[5,11]	45,575	46,201
Pacific Gas and Electric Co. 3.75% 2024[11]	7,957	7,867
Pacific Gas and Electric Co. 3.50% 2025[11]	3,266	3,176
Pacific Gas and Electric Co. 2.95% 2026[11]	3,134	2,984
Pacific Gas and Electric Co. 3.30% 2027[11]	1,429	1,376
Pacific Gas and Electric Co. 3.30% 2027[11]	1,158	1,115
Pacific Gas and Electric Co. 4.65% 2028[5,11]	4,375	4,587
Pacific Gas and Electric Co. 6.05% 2034[11]	18,823	19,116
Public Service Co. of Colorado 2.50% 2023	1,430	1,460
Public Service Co. of Colorado 4.30% 2044	880	993
Public Service Co. of Colorado 3.80% 2047	2,702	2,827
Public Service Co. of Colorado 3.20% 2050	1,475	1,500
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,313
Public Service Electric and Gas Co. 2.45% 2030	4,550	4,538
Public Service Electric and Gas Co. 3.15% 2050	16,200	16,955
Public Service Enterprise Group Inc. 2.65% 2022	6,225	6,188
Public Service Enterprise Group Inc. 3.20% 2049	2,475	2,484
Puget Energy, Inc. 6.50% 2020	8,233	8,411
Puget Energy, Inc. 6.00% 2021	4,306	4,388
Puget Energy, Inc. 5.625% 2022	20,491	20,524
Puget Energy, Inc. 3.65% 2025	1,911	1,872
San Diego Gas & Electric Co. 6.00% 2039	10,975	14,030
San Diego Gas & Electric Co. 4.50% 2040	3,167	3,400
San Diego Gas & Electric Co. 5.35% 2040	2,000	2,379
San Diego Gas & Electric Co. 3.75% 2047	5,005	5,096
San Diego Gas & Electric Co. 4.10% 2049	8,195	8,433
San Diego Gas & Electric Co. 3.32% 2050	3,900	3,895
Southern California Edison Co. 2.90% 2021	17,301	17,258
Southern California Edison Co. 1.845% 2022	3,621	3,573
Southern California Edison Co. 2.40% 2022	3,194	3,114
Southern California Edison Co. 3.40% 2023	8,139	8,351
Southern California Edison Co. 3.50% 2023	19,645	20,307
Southern California Edison Co. 3.70% 2025	2,475	2,552
Southern California Edison Co. 3.65% 2028	5,000	5,110
Southern California Edison Co. 2.85% 2029	46,884	45,505
Southern California Edison Co. 4.20% 2029	35,440	37,755
Southern California Edison Co. 2.25% 2030	10,000	9,343
Southern California Edison Co. 6.00% 2034	12,500	15,099
Southern California Edison Co. 5.35% 2035	30,375	36,456
Southern California Edison Co. 5.75% 2035	6,666	8,350
Southern California Edison Co. 5.625% 2036	5,574	6,278
Southern California Edison Co. 5.55% 2037	5,300	5,680
Southern California Edison Co. 5.95% 2038	11,255	13,120
Southern California Edison Co. 6.05% 2039	2,411	2,970
Southern California Edison Co. 4.50% 2040	20,867	21,648
Southern California Edison Co. 4.00% 2047	9,450	9,885
Southern California Edison Co. 4.125% 2048	20,385	21,873
Southern California Edison Co. 4.875% 2049	15,590	18,088
The Bond Fund of America — Page 13 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 3.65% 2050	$58,552	$57,143
Southern California Edison Co., Series C, 3.60% 2045	20,516	18,931
Southern California Gas Co. 2.55% 2030	20,175	19,766
State Grid Overseas Investment Ltd. 3.50% 2027[5]	2,000	2,143
Talen Energy Corp. 7.25% 2027[5]	11,474	10,433
Talen Energy Corp. 6.625% 2028[5]	8,000	6,772
Virginia Electric and Power Co. 2.875% 2029	4,944	4,932
Virginia Electric and Power Co. 4.00% 2043	1,437	1,543
Virginia Electric and Power Co. 3.30% 2049	3,250	3,296
Virginia Electric and Power Co., Series B, 3.80% 2047	1,832	1,967
Vistra Energy Corp. 5.875% 2023	2,475	2,487
Vistra Operations Co. LLC 3.55% 2024[5]	8,000	7,544
Wisconsin Power and Light Co. 3.65% 2050	4,625	4,746
Xcel Energy Inc. 3.30% 2025	3,646	3,705
Xcel Energy Inc. 3.35% 2026	1,527	1,512
Xcel Energy Inc. 2.60% 2029	11,203	10,648
Xcel Energy Inc. 3.40% 2030	6,800	6,907
Xcel Energy Inc. 3.50% 2049	10,145	9,058
		1,676,773
Energy 2.92%
Apache Corp. 4.25% 2030	26,440	14,055
Apache Corp. 4.75% 2043	30,260	13,449
Apache Corp. 4.25% 2044	5,800	2,536
Apache Corp. 5.35% 2049	35,785	18,071
Baker Hughes, a GE Co. 4.08% 2047	4,040	3,335
BP Capital Markets PLC 3.062% 2022	13,481	13,609
BP Capital Markets PLC 3.79% 2024	47,280	49,079
BP Capital Markets PLC 3.41% 2026	17,500	17,526
BP Capital Markets PLC 4.234% 2028	2,500	2,719
BP Capital Markets PLC 3.00% 2050	26,840	25,170
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,494
Canadian Natural Resources Ltd. 2.95% 2023	14,820	12,855
Canadian Natural Resources Ltd. 3.80% 2024	10,500	8,997
Canadian Natural Resources Ltd. 3.85% 2027	33,595	26,657
Cenovus Energy Inc. 3.80% 2023	3,940	2,080
Cenovus Energy Inc. 4.25% 2027	16,800	8,252
Cenovus Energy Inc. 5.25% 2037	2,189	984
Cenovus Energy Inc. 5.40% 2047	62,394	28,475
Cheniere Energy Partners, LP 4.50% 2029[5]	2,050	1,836
Cheniere Energy, Inc. 5.125% 2027	3,000	2,697
Cheniere Energy, Inc. 3.70% 2029[5]	61,823	46,498
Chevron Corp. 2.10% 2021	10,000	10,051
Chevron Corp. 2.498% 2022	9,675	9,825
Chevron Corp. 2.954% 2026	11,980	12,623
Columbia Pipeline Partners LP 5.80% 2045	2,635	2,787
Concho Resources Inc. 4.30% 2028	18,500	16,949
Concho Resources Inc. 4.85% 2048	5,402	4,404
Constellation Oil Services Holding SA 10.00% 2024[5,10]	3,225	1,290
DCP Midstream Operating LP 4.95% 2022	1,495	1,238
Diamond Offshore Drilling, Inc. 4.875% 2043	13,470	1,957
Diamondback Energy, Inc. 3.25% 2026	15,071	10,681
Enbridge Energy Partners, LP 5.875% 2025	5,000	4,936
Enbridge Energy Partners, LP 7.375% 2045	32,973	36,400
The Bond Fund of America — Page 14 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 4.00% 2023	$30,600	$29,173
Enbridge Inc. 3.50% 2024	4,582	4,627
Enbridge Inc. 2.50% 2025	17,500	16,306
Energy Transfer Operating, LP 5.875% 2024	2,043	1,934
Energy Transfer Operating, LP 2.90% 2025	8,003	6,781
Energy Transfer Operating, LP 5.50% 2027	10,000	8,780
Energy Transfer Operating, LP 3.75% 2030	14,013	11,042
Energy Transfer Operating, LP 5.00% 2050	55,000	42,889
Energy Transfer Partners, LP 4.20% 2023	5,725	5,010
Energy Transfer Partners, LP 4.50% 2024	2,975	2,659
Energy Transfer Partners, LP 4.95% 2028	7,500	6,223
Energy Transfer Partners, LP 6.125% 2045	19,678	16,406
Energy Transfer Partners, LP 5.30% 2047	32,111	24,548
Energy Transfer Partners, LP 6.00% 2048	17,891	15,078
Energy Transfer Partners, LP 6.25% 2049	20,998	17,835
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[6]	22,000	10,928
EQM Midstream Partners, LP 5.50% 2028	8,300	4,643
EQT Corp. 3.00% 2022	23,035	19,407
EQT Corp. 6.125% 2025	16,562	12,879
EQT Corp. 3.90% 2027	11,000	7,669
EQT Corp. 7.00% 2030	15,000	11,288
Equinor ASA 3.625% 2028	15,625	16,799
Equinor ASA 3.25% 2049	5,687	5,627
Exxon Mobil Corp. 2.222% 2021	7,330	7,417
Exxon Mobil Corp. 1.902% 2022	6,460	6,550
Exxon Mobil Corp. 2.019% 2024	42,930	42,964
Exxon Mobil Corp. 2.44% 2029	1,704	1,747
Exxon Mobil Corp. 2.995% 2039	1,230	1,238
Exxon Mobil Corp. 4.327% 2050	1,490	1,828
Gazprom OJSC 6.51% 2022[5]	8,350	8,667
Kinder Morgan, Inc. 3.15% 2023	1,280	1,269
Kinder Morgan, Inc. 4.30% 2028	10,000	9,837
Kinder Morgan, Inc. 5.05% 2046	7,500	7,634
Kinder Morgan, Inc. 5.20% 2048	9,024	9,574
Marathon Oil Corp. 3.85% 2025	5,000	3,609
Marathon Oil Corp. 4.40% 2027	5,755	3,850
MPLX LP 3.50% 2022[5]	8,500	8,147
MPLX LP 5.50% 2049	2,304	1,953
Murphy Oil Corp. 5.875% 2027	2,775	1,461
MV24 Capital BV 6.748% 2034[5]	7,005	5,555
Neptune Energy Group Holdings Ltd. 6.625% 2025[5]	6,445	3,657
Noble Energy, Inc. 3.25% 2029	24,213	15,585
Noble Energy, Inc. 4.95% 2047	22,695	13,787
Noble Energy, Inc. 4.20% 2049	25,829	14,070
NuStar Logistics, LP 6.75% 2021[5]	3,400	2,733
Occidental Petroleum Corp. 2.90% 2024	28,085	15,335
Occidental Petroleum Corp. 3.20% 2026	10,741	5,252
Occidental Petroleum Corp. 5.55% 2026	400	214
Occidental Petroleum Corp. 3.50% 2029	60,085	28,301
Occidental Petroleum Corp. 4.40% 2049	19,444	8,433
Odebrecht Drilling Norbe 6.72% 2022[5]	1,571	1,264
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[5,10]	7,752	848
Odebrecht Drilling Norbe 0%[5]	1,072	12
ONEOK, Inc. 2.20% 2025	439	340
The Bond Fund of America — Page 15 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 3.10% 2030	$5,271	$3,987
ONEOK, Inc. 4.45% 2049	3,299	2,574
Petrobras Global Finance Co. 8.75% 2026	2,600	2,821
Petrobras Global Finance Co. 7.375% 2027	4,380	4,503
Petrobras Global Finance Co. 5.093% 2030[5]	5,233	4,795
Petrobras Global Finance Co. 7.25% 2044	1,375	1,404
Petrobras Global Finance Co. 6.90% 2049	19,000	18,624
Petróleos Mexicanos 4.50% 2026	9,922	7,312
Petróleos Mexicanos 6.875% 2026	103,471	79,522
Petróleos Mexicanos 6.50% 2027	65,892	49,330
Petróleos Mexicanos 6.84% 2030[5]	1,447	1,055
Petróleos Mexicanos 5.95% 2031[5]	2,838	1,966
Petróleos Mexicanos 7.69% 2050[5]	5,700	4,020
QEP Resources, Inc. 5.625% 2026	1,625	605
Sabine Pass Liquefaction, LLC 5.625% 2021[6]	925	910
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	4,562
Sabine Pass Liquefaction, LLC 5.625% 2023[6]	14,000	13,042
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	12,317
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	19,325
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	32,211
Saudi Arabian Oil Co. 2.875% 2024[5]	8,448	8,222
Saudi Arabian Oil Co. 3.50% 2029[5]	62,360	61,784
Saudi Arabian Oil Co. 4.375% 2049[5]	1,325	1,323
Shell International Finance BV 3.50% 2023	22,808	23,805
Shell International Finance BV 2.00% 2024	6,500	6,474
Shell International Finance BV 3.875% 2028	8,780	9,617
Shell International Finance BV 2.375% 2029	23,374	23,294
Shell International Finance BV 3.125% 2049	15,310	15,348
Sunoco Logistics Operating Partners, LP 5.40% 2047	37,806	30,151
Sunoco LP 4.875% 2023	6,000	5,846
Sunoco LP 6.00% 2027	4,210	3,650
Targa Resources Partners LP 6.875% 2029	6,000	4,875
Targa Resources Partners LP 5.50% 2030[5]	8,660	6,766
Teekay Corp. 9.25% 2022[5]	3,745	3,777
Total Capital International 2.434% 2025	27,975	28,134
Total Capital International 3.455% 2029	17,815	18,848
Total Capital International 3.461% 2049	2,600	2,666
Total Capital SA 3.883% 2028	5,100	5,538
TransCanada PipeLines Ltd. 4.875% 2048	12,500	13,652
TransCanada PipeLines Ltd. 5.10% 2049	13,500	15,216
Transocean Inc. 5.80% 2022[6]	5,135	3,214
Transportadora de Gas Peru SA 4.25% 2028[5]	2,535	2,415
Western Midstream Operating, LP 3.10% 2025	8,964	4,704
Western Midstream Operating, LP 4.05% 2030	6,606	2,922
Western Midstream Operating, LP 5.25% 2050	9,236	3,811
Williams Partners LP 3.90% 2025	1,391	1,250
Williams Partners LP 6.30% 2040	2,438	2,471
Williams Partners LP 5.10% 2045	1,626	1,551
Woodside Finance Ltd. 4.60% 2021[5]	9,565	9,502
WPX Energy, Inc. 4.50% 2030	15,995	8,745
		1,539,633
The Bond Fund of America — Page 16 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary 2.63%	Principal amount (000)	Value (000)
Amazon.com, Inc. 2.40% 2023	$10,603	$11,042
Amazon.com, Inc. 3.15% 2027	4,460	4,896
Amazon.com, Inc. 3.875% 2037	550	662
Amazon.com, Inc. 4.05% 2047	503	645
American Honda Finance Corp. 1.65% 2021	9,565	9,461
American Honda Finance Corp. 2.60% 2022	106	105
American Honda Finance Corp. 3.50% 2028	584	580
Bayerische Motoren Werke AG 2.15% 2020[5]	2,000	2,000
Bayerische Motoren Werke AG 1.85% 2021[5]	1,500	1,475
Bayerische Motoren Werke AG 2.00% 2021[5]	2,000	1,961
Bayerische Motoren Werke AG 2.95% 2022[5]	5,000	4,920
Bayerische Motoren Werke AG 3.45% 2023[5]	19,534	19,429
Bayerische Motoren Werke AG 3.15% 2024[5]	17,616	17,504
BMW Finance NV 2.25% 2022[5]	7,500	7,186
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	11,925	11,503
DaimlerChrysler North America Holding Corp. 2.55% 2022[5]	12,750	12,241
DaimlerChrysler North America Holding Corp. 1.75% 2023[5]	18,000	16,970
DaimlerChrysler North America Holding Corp. 2.70% 2024[5]	7,500	7,257
DaimlerChrysler North America Holding Corp. 3.65% 2024[5]	38,644	37,659
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	200	191
Ford Motor Credit Co. 2.343% 2020	25,295	24,410
Ford Motor Credit Co. 3.157% 2020	18,661	18,291
Ford Motor Credit Co. 3.20% 2021	9,415	9,144
Ford Motor Credit Co. 3.336% 2021	4,500	4,320
Ford Motor Credit Co. 3.47% 2021	15,066	14,534
Ford Motor Credit Co. 3.813% 2021	30,785	29,554
Ford Motor Credit Co. 3.219% 2022	1,427	1,338
Ford Motor Credit Co. 3.339% 2022	24,608	23,016
Ford Motor Credit Co. 3.35% 2022	9,000	8,325
Ford Motor Credit Co. 5.596% 2022	19,250	18,721
Ford Motor Credit Co. 3.087% 2023	14,881	13,467
Ford Motor Credit Co. 3.096% 2023	18,127	16,133
Ford Motor Credit Co. 4.14% 2023	22,000	20,583
Ford Motor Credit Co. 4.375% 2023	14,367	13,289
Ford Motor Credit Co. 3.664% 2024	5,301	4,744
Ford Motor Credit Co. 3.81% 2024	5,242	4,744
Ford Motor Credit Co. 4.063% 2024	9,000	8,212
Ford Motor Credit Co. 4.134% 2025	400	357
Ford Motor Credit Co. 4.542% 2026	19,727	17,360
Ford Motor Credit Co. 4.271% 2027	40,000	34,300
General Motors Co. 4.35% 2025	10,410	9,343
General Motors Co. 5.00% 2035	11,505	8,679
General Motors Co. 6.60% 2036	11,309	9,874
General Motors Co. 6.25% 2043	8,681	6,920
General Motors Co. 5.20% 2045	6,887	5,483
General Motors Co. 6.75% 2046	5,934	4,763
General Motors Co. 5.40% 2048	15,692	11,488
General Motors Co. 5.95% 2049	22,491	16,699
General Motors Financial Co. 3.20% 2021	13,200	12,615
General Motors Financial Co. 3.55% 2021	1,400	1,342
General Motors Financial Co. 3.45% 2022	14,955	13,823
General Motors Financial Co. 3.55% 2022	1,850	1,711
General Motors Financial Co. 3.25% 2023	47,908	44,374
General Motors Financial Co. 4.15% 2023	14,010	12,759
The Bond Fund of America — Page 17 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.50% 2024	$4,470	$3,941
General Motors Financial Co. 3.95% 2024	15,500	14,074
General Motors Financial Co. 5.10% 2024	11,546	10,653
General Motors Financial Co. 2.90% 2025	2,410	2,090
General Motors Financial Co. 4.00% 2026	2,000	1,704
General Motors Financial Co. 5.25% 2026	5,375	4,754
Hanesbrands Inc. 4.625% 2024[5]	5,000	4,981
Home Depot, Inc. 3.90% 2028	825	918
Home Depot, Inc. 2.95% 2029	23,565	24,437
Home Depot, Inc. 2.70% 2030	25,000	25,511
Home Depot, Inc. 4.50% 2048	863	1,064
Hyundai Capital America 2.55% 2020[5]	11,500	11,500
Hyundai Capital America 2.75% 2020[5]	11,406	11,434
Hyundai Capital America 3.45% 2021[5]	33,735	33,721
Hyundai Capital America 3.75% 2021[5]	21,500	21,493
Hyundai Capital America 2.85% 2022[5]	7,412	7,246
Hyundai Capital America 3.10% 2022[5]	13,890	13,602
Hyundai Capital America 3.25% 2022[5]	24,685	24,201
Hyundai Capital America 3.95% 2022[5]	15,000	15,127
Hyundai Capital America 2.375% 2023[5]	21,815	20,607
Hyundai Capital America 2.65% 2025[5]	28,554	27,301
Hyundai Capital America 3.00% 2027[5]	22,768	21,218
KB Home 6.875% 2027	5,000	5,043
Las Vegas Sands Corp. 3.90% 2029	7,855	6,834
Lennar Corp. 8.375% 2021	5,000	5,118
Lennar Corp. 4.50% 2024	2,115	2,082
Limited Brands, Inc. 6.75% 2036	3,800	2,766
Lowe’s Cos., Inc. 3.65% 2029	2,880	2,972
Lowe’s Cos., Inc. 4.05% 2047	2,425	2,416
Lowe’s Cos., Inc. 4.55% 2049	22,439	24,935
M.D.C. Holdings, Inc. 6.00% 2043	6,350	6,038
McDonald’s Corp. 2.125% 2030	8,975	8,417
McDonald’s Corp. 4.45% 2047	4,000	4,349
McDonald’s Corp. 4.45% 2048	3,500	3,910
McDonald’s Corp. 3.625% 2049	11,165	11,465
McDonald’s Corp. 4.20% 2050	5,396	6,005
Melco International Development Ltd. 4.875% 2025[5]	300	278
Melco International Development Ltd. 5.375% 2029[5]	885	770
MGM Growth Properties LLC 5.625% 2024	3,885	3,754
MGM Resorts International 6.00% 2023	1,000	971
Morongo Band of Mission Indians 7.00% 2039[5]	11,225	12,911
Neiman Marcus Group Ltd. LLC 8.75% 2024[5]	5,202	520
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[5,10]	3,266	1,061
Newell Rubbermaid Inc. 3.85% 2023	16,509	16,645
Newell Rubbermaid Inc. 4.20% 2026	36,569	35,850
Newell Rubbermaid Inc. 5.50% 2046	2,015	2,052
NIKE, Inc. 2.40% 2025	12,707	13,181
NIKE, Inc. 2.75% 2027	9,915	10,370
NIKE, Inc. 2.85% 2030	11,193	11,846
NIKE, Inc. 3.25% 2040	11,563	12,100
NIKE, Inc. 3.375% 2050	9,052	9,949
Nissan Motor Co., Ltd. 2.60% 2022[5]	15,570	14,852
Party City Holdings Inc. 6.625% 2026[5]	2,640	277
PetSmart, Inc. 7.125% 2023[5]	4,900	4,653
The Bond Fund of America — Page 18 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
PetSmart, Inc. 5.875% 2025[5]	$3,975	$3,945
PetSmart, Inc. 8.875% 2025[5]	2,650	2,418
S.A.C.I. Falabella 3.75% 2027[5]	8,295	7,134
Sands China Ltd. 4.60% 2023	9,091	9,350
Sands China Ltd. 5.40% 2028	45,000	42,550
Scientific Games Corp. 8.25% 2026[5]	10,165	6,564
ServiceMaster Global Holdings, Inc. 5.125% 2024[5]	4,250	4,223
Starbucks Corp. 3.10% 2023	15,237	15,690
Starbucks Corp. 3.80% 2025	14,000	14,909
Starbucks Corp. 4.50% 2048	6,150	6,976
Taylor Morrison Home Corp. 5.75% 2028[5]	3,500	3,155
TJX Cos., Inc. 4.50% 2050	10,984	11,822
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,991
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,891
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,339
Toyota Motor Credit Corp. 1.80% 2025	1,500	1,450
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,362
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,591
Toyota Motor Credit Corp. 3.375% 2030	19,092	19,356
Vici Properties LP 4.25% 2026[5]	3,700	3,415
Vici Properties LP 4.625% 2029[5]	715	655
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[5]	2,175	2,021
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	8,028	7,946
Volkswagen Group of America Finance, LLC 2.70% 2022[5]	11,831	11,455
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	3,000	2,969
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	22,214	20,981
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	3,477	3,594
Wynn Macau, Ltd. 5.125% 2029[5]	1,200	1,017
YUM! Brands, Inc. 7.75% 2025[5]	2,424	2,551
		1,385,689
Consumer staples 2.61%
Albertsons Cos. LLC 3.50% 2023[5]	3,575	3,546
Albertsons Cos. LLC 6.625% 2024	1,525	1,559
Altria Group, Inc. 2.85% 2022	200	201
Altria Group, Inc. 3.80% 2024	7,100	7,211
Altria Group, Inc. 4.40% 2026	27,923	28,974
Altria Group, Inc. 4.80% 2029	61,140	64,108
Altria Group, Inc. 5.80% 2039	900	990
Altria Group, Inc. 4.50% 2043	100	95
Altria Group, Inc. 5.95% 2049	75,837	88,624
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	32,310	35,425
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,116
Anheuser-Busch InBev NV 4.75% 2029	36,001	39,664
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,340
Anheuser-Busch InBev NV 4.60% 2048	14,275	15,194
Anheuser-Busch InBev NV 5.55% 2049	41,912	49,514
British American Tobacco International Finance PLC 3.50% 2022[5]	216	215
British American Tobacco International Finance PLC 3.95% 2025[5]	20,022	19,682
British American Tobacco PLC 2.764% 2022	21,380	21,083
British American Tobacco PLC 3.222% 2024	51,000	51,325
British American Tobacco PLC 3.215% 2026	17,500	16,679
British American Tobacco PLC 3.557% 2027	107,870	101,823
British American Tobacco PLC 4.70% 2027	911	930
The Bond Fund of America — Page 19 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 4.906% 2030	$14,470	$14,872
British American Tobacco PLC 4.39% 2037	50,000	46,518
British American Tobacco PLC 4.54% 2047	38,451	35,274
British American Tobacco PLC 4.758% 2049	50,711	48,036
Coca-Cola Co. 1.75% 2024	36,000	36,719
Conagra Brands, Inc. 4.30% 2024	22,146	23,036
Conagra Brands, Inc. 4.60% 2025	14,695	15,585
Conagra Brands, Inc. 5.30% 2038	19,342	21,114
Conagra Brands, Inc. 5.40% 2048	19,250	21,766
Constellation Brands, Inc. 2.65% 2022	14,125	13,517
Constellation Brands, Inc. 2.70% 2022	1,995	1,955
Constellation Brands, Inc. 3.20% 2023	10,638	10,625
Constellation Brands, Inc. 4.25% 2023	8,588	8,677
Constellation Brands, Inc. 3.70% 2026	3,350	3,355
Constellation Brands, Inc. 3.60% 2028	1,650	1,618
Constellation Brands, Inc. 4.10% 2048	1,000	917
Costco Wholesale Corp. 2.30% 2022	3,500	3,569
Costco Wholesale Corp. 2.75% 2024	14,500	15,250
Darling Ingredients Inc. 5.25% 2027[5]	6,000	5,860
Imperial Tobacco Finance PLC 3.50% 2023[5]	3,173	3,187
JBS Investments GmbH II 7.00% 2026[5]	1,932	1,936
JBS Investments GmbH II 7.00% 2026	835	837
JBS Investments GmbH II 5.75% 2028[5]	3,838	3,746
Keurig Dr Pepper Inc. 3.551% 2021	8,500	8,606
Keurig Dr Pepper Inc. 4.057% 2023	36,670	38,239
Keurig Dr Pepper Inc. 4.417% 2025	9,925	10,597
Keurig Dr Pepper Inc. 4.597% 2028	22,033	24,244
Keurig Dr Pepper Inc. 5.085% 2048	19,000	23,980
Kimberly-Clark Corp. 3.10% 2030	2,309	2,483
Kraft Heinz Co. 3.95% 2025	7,390	7,279
Kraft Heinz Co. 3.00% 2026	6,485	6,318
Kraft Heinz Co. 4.375% 2046	7,500	6,800
Lamb Weston Holdings, Inc. 4.625% 2024[5]	2,500	2,478
Molson Coors Brewing Co. 2.10% 2021	6,190	6,054
Molson Coors Brewing Co. 4.20% 2046	22,166	19,944
Nestlé Holdings, Inc. 3.35% 2023[5]	26,000	27,422
PepsiCo, Inc. 2.75% 2030	5,210	5,574
PepsiCo, Inc. 3.625% 2050	9,720	11,568
Philip Morris International Inc. 2.50% 2022	16,500	16,585
Philip Morris International Inc. 2.875% 2024	11,985	12,314
Philip Morris International Inc. 3.375% 2029	13,550	14,322
Procter & Gamble Co. 2.80% 2027	647	706
Procter & Gamble Co. 3.00% 2030	7,142	7,938
Procter & Gamble Co. 3.55% 2040	20,000	23,377
Procter & Gamble Co. 3.60% 2050	3,314	4,100
Reckitt Benckiser Group PLC 2.375% 2022[5]	10,935	10,742
Reckitt Benckiser Treasury Services PLC 2.75% 2024[5]	4,305	4,275
Reynolds American Inc. 3.25% 2020	3,000	2,991
Reynolds American Inc. 3.25% 2022	17,491	16,978
Reynolds American Inc. 4.45% 2025	10,635	10,849
Reynolds American Inc. 4.75% 2042	2,500	2,349
Reynolds American Inc. 5.85% 2045	10,195	11,015
TreeHouse Foods, Inc. 6.00% 2024[5]	2,420	2,417
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,658
The Bond Fund of America — Page 20 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 2.35% 2022	$4,000	$4,130
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,170
Wal-Mart Stores, Inc. 2.85% 2024	57,435	60,686
Wal-Mart Stores, Inc. 3.05% 2026	16,440	17,781
Wal-Mart Stores, Inc. 3.70% 2028	5,694	6,415
WM. Wrigley Jr. Co. 3.375% 2020[5]	41,650	41,398
		1,374,049
Information technology 1.71%
Adobe Inc. 1.70% 2023	20,000	20,264
Adobe Inc. 1.90% 2025	14,746	14,907
Adobe Inc. 2.15% 2027	24,367	24,700
Adobe Inc. 2.30% 2030	24,569	24,657
Broadcom Inc. 3.625% 2024[5]	6,000	5,901
Broadcom Inc. 4.25% 2026[5]	150,225	152,969
Broadcom Inc. 4.75% 2029[5]	175,189	178,319
Broadcom Ltd. 3.00% 2022	40,500	40,159
Broadcom Ltd. 2.65% 2023	16,500	16,135
Broadcom Ltd. 3.625% 2024	33,750	33,461
Broadcom Ltd. 3.875% 2027	32,260	30,825
Broadcom Ltd. 3.50% 2028	22,732	21,115
Financial & Risk US Holdings, Inc. 6.25% 2026[5]	10,100	10,484
Financial & Risk US Holdings, Inc. 8.25% 2026[5]	10,140	10,723
Fiserv, Inc. 2.75% 2024	19,000	18,929
Fiserv, Inc. 3.50% 2029	44,285	47,134
Fiserv, Inc. 4.40% 2049	13,825	14,915
International Business Machines Corp. 3.00% 2024	32,750	34,311
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.013% 2024[2,9]	1,475	1,391
Mastercard Inc. 3.85% 2050	1,609	1,973
Microsoft Corp. 1.55% 2021	3,975	4,005
Microsoft Corp. 3.125% 2025	5,750	6,311
Microsoft Corp. 3.30% 2027	20,030	22,281
Microsoft Corp. 3.70% 2046	3,250	3,872
Microsoft Corp. 4.25% 2047	2,125	2,772
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.603% 2023[2,9]	5,955	4,347
NVIDIA Corp. 3.50% 2050	14,000	15,327
Open Text Corp. 3.875% 2028[5]	6,500	6,141
Oracle Corp. 1.90% 2021	12,250	12,302
Oracle Corp. 3.60% 2050	11,600	11,606
PayPal Holdings, Inc. 2.40% 2024	43,150	43,443
PayPal Holdings, Inc. 2.65% 2026	12,234	12,017
PayPal Holdings, Inc. 2.85% 2029	12,580	12,564
Unisys Corp. 10.75% 2022[5]	3,325	3,511
VeriSign, Inc. 4.625% 2023	5,800	5,778
Visa Inc. 2.15% 2022	4,535	4,645
Visa Inc. 1.90% 2027	10,958	10,927
Visa Inc. 2.05% 2030	11,822	11,805
Visa Inc. 2.70% 2020	4,936	4,900
Xerox Corp. 3.50% 2020	500	493
		902,319
The Bond Fund of America — Page 21 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials 1.71%	Principal amount (000)	Value (000)
3M Co. 2.25% 2023	$10,722	$11,167
3M Co. 3.25% 2024	9,872	10,469
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,009
ADT Corp. 3.50% 2022	7,100	6,976
Airbus Group SE 2.70% 2023[5]	985	965
Avolon Holdings Funding Ltd. 3.625% 2022[5]	4,500	3,994
Avolon Holdings Funding Ltd. 3.95% 2024[5]	51,833	43,462
Avolon Holdings Funding Ltd. 3.25% 2027[5]	16,000	12,613
Beacon Roofing Supply, Inc. 4.875% 2025[5]	11,000	9,996
Boeing Co. 2.80% 2024	3,485	3,287
Boeing Co. 3.10% 2026	26,488	24,546
Boeing Co. 2.70% 2027	30,217	27,798
Boeing Co. 3.20% 2029	38,945	36,048
Boeing Co. 2.95% 2030	8,562	7,946
Boeing Co. 3.60% 2034	6,790	6,096
Boeing Co. 3.90% 2049	4,430	4,020
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[5]	3,242	2,934
Clean Harbors, Inc. 4.875% 2027[5]	1,100	1,083
Clean Harbors, Inc. 5.125% 2029[5]	10,000	9,385
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,810	1,828
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	1,660	1,678
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	1,768	1,771
CSX Corp. 3.80% 2028	9,435	10,039
CSX Corp. 4.25% 2029	4,277	4,810
CSX Corp. 2.40% 2030	17,855	17,193
CSX Corp. 3.35% 2049	3,504	3,364
CSX Corp. 4.50% 2049	172	199
CSX Corp. 3.80% 2050	2,934	3,096
Deere & Co. 3.75% 2050	9,807	11,173
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	791	791
DP World Crescent 4.848% 2028[5]	3,180	2,902
Dun & Bradstreet Corp. 6.875% 2026[5]	10,120	10,582
Dun & Bradstreet Corp. 10.25% 2027[5]	3,535	3,767
ENA Norte Trust 4.95% 2028[5]	1,996	1,994
ENA Norte Trust 4.95% 2028	526	525
Euramax International, Inc. 12.00% 2020[5]	2,075	1,483
F-Brasile SpA 7.375% 2026[5]	1,790	1,790
Fortive Corp. 2.35% 2021	3,550	3,452
GE Capital International Funding Co. 4.418% 2035	54,567	59,189
General Dynamics Corp. 3.375% 2023	6,645	6,973
General Dynamics Corp. 3.50% 2025	8,025	8,568
General Dynamics Corp. 3.75% 2028	4,655	4,964
General Dynamics Corp. 3.625% 2030	13,704	15,302
General Dynamics Corp. 4.25% 2050	2,091	2,604
General Electric Capital Corp. 3.373% 2025	32,950	33,188
General Electric Capital Corp. 6.15% 2037	3,050	3,528
General Electric Co. 2.70% 2022	1,000	985
General Electric Co. 4.125% 2042	40	38
Hardwoods Acquisition Inc. 7.50% 2021[5]	5,780	2,081
Harris Corp. 3.832% 2025	885	923
Honeywell International Inc. 2.30% 2024	22,497	22,383
Honeywell International Inc. 2.70% 2029	9,333	9,534
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	4,943
Lima Metro Line 2 Finance Ltd. 5.875% 2034[5]	3,167	3,408
The Bond Fund of America — Page 22 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lima Metro Line 2 Finance Ltd. 4.35% 2036[5]	$465	$443
Lockheed Martin Corp. 2.50% 2020	2,805	2,812
Lockheed Martin Corp. 4.50% 2036	815	937
Lockheed Martin Corp. 4.70% 2046	5,635	6,969
Masonite International Corp. 5.75% 2026[5]	1,500	1,483
Mexico City Airport Trust 5.50% 2046	3,369	2,764
Mexico City Airport Trust 5.50% 2047	7,316	6,249
Mexico City Airport Trust 5.50% 2047[5]	1,513	1,292
Norfolk Southern Corp. 2.55% 2029	4,712	4,592
Norfolk Southern Corp. 3.40% 2049	1,623	1,599
Northrop Grumman Corp. 2.55% 2022	8,955	8,962
Northrop Grumman Corp. 2.93% 2025	25,040	25,538
Northrop Grumman Corp. 3.25% 2028	6,985	7,346
Northrop Grumman Corp. 5.25% 2050	12,904	17,642
Otis Worldwide Corp. 2.056% 2025[5]	27,382	26,861
Otis Worldwide Corp. 2.293% 2027[5]	4,000	3,846
Otis Worldwide Corp. 2.565% 2030[5]	5,900	5,751
Otis Worldwide Corp. 3.362% 2050[5]	1,500	1,479
Parker-Hannifin Corp. 2.70% 2024	3,770	3,762
Parker-Hannifin Corp. 3.25% 2029	7,835	7,952
Parker-Hannifin Corp. 4.00% 2049	600	633
Pisces Parent LLC 8.00% 2026[5]	5,651	4,903
Prime Security Services Borrower, LLC 5.25% 2024[5]	2,500	2,485
Prime Security Services Borrower, LLC 5.75% 2026[5]	2,000	1,971
Republic Services, Inc. 2.50% 2024	7,000	7,062
Rockwell Collins, Inc. 2.80% 2022	9,010	9,110
Rockwell Collins, Inc. 3.20% 2024	10,105	10,444
Roper Technologies, Inc. 2.80% 2021	860	861
Rutas 2 and 7 Finance Ltd. 0% 2036[5]	1,795	1,060
Siemens AG 1.70% 2021[5]	13,500	13,420
Siemens AG 2.70% 2022[5]	29,620	29,488
Siemens AG 2.90% 2022[5]	10,000	10,025
Siemens AG 2.35% 2026[5]	6,430	6,496
Stericycle, Inc. 5.375% 2024[5]	5,000	4,988
TransDigm Inc. 6.25% 2026[5]	656	656
Uber Technologies, Inc. 7.50% 2023[5]	5,200	5,090
Uber Technologies, Inc. 8.00% 2026[5]	4,200	4,171
Union Pacific Corp. 3.15% 2024	5,705	5,945
Union Pacific Corp. 2.15% 2027	7,190	7,061
Union Pacific Corp. 3.95% 2028	9,350	10,059
Union Pacific Corp. 3.70% 2029	18,955	20,501
Union Pacific Corp. 2.40% 2030	14,033	13,746
Union Pacific Corp. 4.30% 2049	4,550	5,193
Union Pacific Corp. 3.25% 2050	19,523	19,240
Union Pacific Corp. 3.95% 2059	11,880	13,033
United Rentals, Inc. 4.625% 2025	3,647	3,469
United Rentals, Inc. 5.875% 2026	2,353	2,401
United Technologies Corp. 3.65% 2023	1,505	1,585
United Technologies Corp. 3.95% 2025	17,415	19,091
United Technologies Corp. 3.125% 2027	1,000	1,023
United Technologies Corp. 4.125% 2028	6,320	6,992
United Technologies Corp. 4.50% 2042	1,000	1,166
United Technologies Corp. 4.625% 2048	500	594
Vinci SA 3.75% 2029[5]	7,514	8,131
The Bond Fund of America — Page 23 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Management, Inc. 2.95% 2024	$10,000	$10,188
Wesco Aircraft Holdings, Inc. 8.50% 2024[5]	7,000	5,626
Westinghouse Air Brake Technologies Corp. 4.40% 2024[6]	9,676	9,632
XPO Logistics, Inc. 6.75% 2024[5]	940	925
		901,585
Communication services 1.48%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	980
AT&T Inc. 4.35% 2029	$5,050	5,442
AT&T Inc. 4.50% 2035	3,200	3,502
AT&T Inc. 4.30% 2042	1,075	1,141
AT&T Inc. 4.35% 2045	1,907	2,026
AT&T Inc. 4.75% 2046	9,084	10,135
AT&T Inc. 4.50% 2048	15,070	16,435
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	300	299
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[5]	8,185	8,420
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[5]	3,815	3,890
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[5]	9,250	9,338
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[5]	10,700	11,055
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[5]	14,925	14,710
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[5]	6,865	6,886
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[5]	6,500	6,375
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	8,409
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	12,943	13,831
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	6,300	6,596
CenturyLink, Inc. 4.00% 2027[5]	66,645	64,146
Comcast Corp. 3.95% 2025	23,300	25,703
Comcast Corp. 3.30% 2027	5,075	5,393
Comcast Corp. 4.15% 2028	4,000	4,563
Comcast Corp. 2.65% 2030	71,390	73,686
Comcast Corp. 3.40% 2030	7,632	8,279
Comcast Corp. 3.25% 2039	2,120	2,249
Comcast Corp. 4.00% 2047	2,330	2,735
Comcast Corp. 3.45% 2050	8,600	9,482
CSC Holdings, LLC 5.375% 2023[5]	7,600	7,724
Deutsche Telekom AG 3.625% 2050[5]	31,735	31,727
Diamond Sports Group LLC 5.375% 2026[5]	3,500	2,864
Digicel Group Ltd. 6.00% 2021[5]	765	443
Embarq Corp. 7.995% 2036	7,150	7,117
Fox Corp. 4.03% 2024	4,090	4,257
Fox Corp. 3.05% 2025	3,193	3,213
Fox Corp. 3.50% 2030	8,848	8,981
Fox Corp. 5.576% 2049	8,355	10,044
France Télécom 9.00% 2031[6]	2,300	3,497
Frontier Communications Corp. 8.00% 2027[5]	6,660	6,606
Grupo Televisa, SAB 7.25% 2043	MXN25,290	757
iHeartCommunications, Inc. 6.375% 2026	$8,475	8,067
Level 3 Communications, Inc. 5.125% 2023	2,500	2,472
Level 3 Communications, Inc. 5.375% 2024	5,185	5,230
Level 3 Communications, Inc. 5.25% 2026	5,015	5,040
Level 3 Communications, Inc. 3.875% 2029[5]	6,900	6,514
Ligado Networks, Term Loan, (3-month USD-LIBOR + 10.75%) 11.03% 2020 (100% PIK)[2,9,10]	2,439	1,222
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[5]	29,045	29,049
Neptune Finco Corp. (Altice NV) 6.625% 2025[5]	4,850	5,135
The Bond Fund of America — Page 24 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Netflix, Inc. 5.875% 2028	$26,925	$28,959
Netflix, Inc. 5.375% 2029[5]	6,440	6,766
Netflix, Inc. 4.875% 2030[5]	45,924	46,875
Quebecor Media Inc. 5.75% 2023	3,600	3,676
Sirius XM Radio Inc. 3.875% 2022[5]	2,500	2,509
Sirius XM Radio Inc. 4.625% 2023[5]	5,000	4,981
Sirius XM Radio Inc. 4.625% 2024[5]	2,500	2,553
SoftBank Group Corp. 3.36% 2023[5]	8,606	8,596
Sprint Communications, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.45% 2024[2,9]	2,369	2,350
Sprint Corp. 7.25% 2021	1,110	1,150
Sprint Corp. 6.875% 2028	5,200	5,968
Sprint Corp. 7.25% 2028[5]	850	857
TEGNA Inc. 5.00% 2029[5]	5,250	4,745
Tencent Holdings Ltd. 3.28% 2024[5]	15,000	15,579
Tencent Holdings Ltd. 3.595% 2028	5,000	5,321
T-Mobile US, Inc. 6.00% 2024	3,175	3,246
Verizon Communications Inc. 4.329% 2028	14,799	17,091
Verizon Communications Inc. 3.875% 2029	2,071	2,323
Verizon Communications Inc. 4.016% 2029	11,077	12,563
Verizon Communications Inc. 3.15% 2030	18,575	20,017
Verizon Communications Inc. 4.40% 2034	10,000	11,745
Verizon Communications Inc. 5.25% 2037	1,075	1,379
Verizon Communications Inc. 4.125% 2046	1,425	1,657
Verizon Communications Inc. 4.00% 2050	8,400	10,015
Videotron Ltd. 5.375% 2024[5]	3,100	3,138
Virgin Media Secured Finance PLC 5.50% 2029[5]	2,500	2,514
Vodafone Group PLC 5.25% 2048	13,985	16,944
Vodafone Group PLC 4.25% 2050	20,375	21,018
Walt Disney Co. 3.80% 2030	7,000	7,904
Walt Disney Co. 4.70% 2050	20,000	26,132
WPP Finance 2010 3.75% 2024	1,000	1,018
Ziggo Bond Finance BV 5.50% 2027[5]	6,200	6,234
		781,488
Materials 0.92%
Air Liquide SA 2.25% 2029[5]	3,643	3,379
Anglo American Capital PLC 5.625% 2030[5]	14,000	14,239
ArcelorMittal 3.60% 2024	30,625	27,972
Ardagh Packaging Finance 4.25% 2022[5]	2,500	2,516
Ardagh Packaging Finance 4.125% 2026[5]	2,500	2,502
Ball Corp. 4.00% 2023	6,000	6,090
Berry Global Escrow Corp. 4.875% 2026[5]	9,875	10,029
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[5,6]	6,440	6,331
Blue Cube Spinco Inc. 9.75% 2023	6,300	6,591
Blue Cube Spinco Inc. 10.00% 2025	3,000	3,184
Braskem Idesa Sapi 7.45% 2029[5]	5,946	4,217
Braskem SA 4.50% 2030[5]	29,325	22,932
BWAY Parent Co., Inc. 5.50% 2024[5]	5,200	4,823
Carrier Global Corp. 2.242% 2025[5]	21,661	21,226
Carrier Global Corp. 2.493% 2027[5]	11,399	10,933
Carrier Global Corp. 2.722% 2030[5]	55,710	51,586
Carrier Global Corp. 3.377% 2040[5]	27,500	24,393
Carrier Global Corp. 3.577% 2050[5]	14,624	13,211
The Bond Fund of America — Page 25 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	$9,250	$9,026
Chevron Phillips Chemical Co. LLC 3.70% 2028[5]	3,000	3,047
Cleveland-Cliffs Inc. 4.875% 2024[5]	7,500	6,928
Consolidated Energy Finance SA 6.50% 2026[5]	7,960	6,754
CRH America, Inc. 3.875% 2025[5]	2,000	2,025
CRH America, Inc. 5.125% 2045[5]	2,000	1,947
Crown Holdings, Inc. 4.50% 2023	2,500	2,579
Crown Holdings, Inc. 4.25% 2026	4,000	3,974
Cydsa SAB de CV 6.25% 2027[5]	2,530	1,894
Cydsa SAB de CV 6.25% 2027	1,500	1,123
Dow Chemical Co. 3.15% 2024	1,645	1,623
Dow Chemical Co. 3.625% 2026	14,418	14,141
Dow Chemical Co. 4.80% 2028	4,000	4,338
Dow Chemical Co. 4.625% 2044	1,100	1,022
Dow Chemical Co. 5.55% 2048	8,600	9,705
Dow Chemical Co. 4.80% 2049	10,227	10,697
DowDuPont Inc. 4.493% 2025	3,210	3,458
DowDuPont Inc. 5.419% 2048	12,159	13,445
First Quantum Minerals Ltd. 6.50% 2024[5]	11,000	9,199
First Quantum Minerals Ltd. 7.50% 2025[5]	3,000	2,515
First Quantum Minerals Ltd. 6.875% 2026[5]	3,600	2,909
Freeport-McMoRan Inc. 3.875% 2023	6,575	6,304
FXI Holdings, Inc. 12.25% 2026[5]	8,300	6,521
Glencore Funding LLC 4.125% 2024[5]	25,850	23,809
Graphic Packaging International, Inc. 3.50% 2028[5]	8,000	7,258
Hexion Inc. 7.875% 2027[5]	10,000	8,576
Holcim Ltd. 5.15% 2023[5]	3,515	3,930
LSB Industries, Inc. 9.625% 2023[5]	4,025	3,376
LYB International Finance III, LLC 4.20% 2049	1,740	1,729
LyondellBasell Industries NV 6.00% 2021	900	933
Mineral Resources Ltd. 8.125% 2027[5]	1,500	1,416
Mosaic Co. 4.05% 2027	1,000	855
Nova Chemicals Corp. 4.875% 2024[5]	1,145	1,012
Nova Chemicals Corp. 5.25% 2027[5]	7,500	6,360
Nutrien Ltd. 4.20% 2029	500	531
Nutrien Ltd. 5.00% 2049	7,500	9,091
Praxair, Inc. 3.00% 2021	2,000	2,036
S.P.C.M. SA 4.875% 2025[5]	265	252
Sealed Air Corp. 4.875% 2022[5]	3,139	3,169
Sealed Air Corp. 5.25% 2023[5]	111	115
Sherwin-Williams Co. 2.75% 2022	212	212
Sherwin-Williams Co. 3.125% 2024	6,500	6,478
Sherwin-Williams Co. 3.45% 2027	112	115
Sherwin-Williams Co. 2.95% 2029	5,150	5,087
Sherwin-Williams Co. 2.30% 2030	5,882	5,563
Sherwin-Williams Co. 4.50% 2047	2,601	2,840
Sherwin-Williams Co. 3.80% 2049	5,038	5,066
Sherwin-Williams Co. 3.30% 2050	1,700	1,615
Silgan Holdings Inc. 4.75% 2025	5,000	4,869
Silgan Holdings Inc. 4.125% 2028[5]	2,500	2,325
Suzano Austria GmbH 6.00% 2029	3,500	3,294
Tronox Ltd. 6.50% 2026[5]	3,900	3,540
Warrior Met Coal, Inc. 8.00% 2024[5]	1,865	1,551
The Bond Fund of America — Page 26 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Westlake Chemical Corp. 5.00% 2046	$7,090	$6,777
Westlake Chemical Corp. 4.375% 2047	1,960	1,597
		486,705
Real estate 0.81%
Alexandria Real Estate Equities, Inc. 3.80% 2026	4,085	4,107
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,489
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,098
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,213	1,067
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,214
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,615	2,548
American Campus Communities, Inc. 3.75% 2023	15,160	15,304
American Campus Communities, Inc. 4.125% 2024	11,740	12,210
American Campus Communities, Inc. 3.30% 2026	18,950	18,734
American Campus Communities, Inc. 3.625% 2027	20,865	20,863
American Campus Communities, Inc. 2.85% 2030	5,814	5,465
Crown Castle International Corp. 4.15% 2050	6,687	6,613
EPR Properties 3.75% 2029	11,000	8,252
Equinix, Inc. 2.625% 2024	48,182	45,293
Equinix, Inc. 2.90% 2026	24,462	22,540
Equinix, Inc. 3.20% 2029	22,854	21,290
Essex Portfolio LP 3.625% 2022	4,370	4,336
Essex Portfolio LP 3.25% 2023	4,935	4,847
Essex Portfolio LP 3.875% 2024	5,500	5,523
Essex Portfolio LP 3.50% 2025	4,800	4,826
Essex Portfolio LP 3.375% 2026	1,070	1,082
Essex Portfolio LP 4.00% 2029	1,960	2,013
Gaming and Leisure Properties, Inc. 3.35% 2024	912	815
Gaming and Leisure Properties, Inc. 4.00% 2030	9,314	7,164
Hospitality Properties Trust 4.25% 2021	20,250	19,260
Hospitality Properties Trust 5.00% 2022	14,650	10,493
Hospitality Properties Trust 4.50% 2023	9,680	7,280
Hospitality Properties Trust 4.50% 2025	6,875	5,036
Hospitality Properties Trust 3.95% 2028	100	75
Howard Hughes Corp. 5.375% 2025[5]	16,500	16,087
Iron Mountain Inc. 6.00% 2023	5,753	5,818
Iron Mountain Inc. 4.875% 2027[5]	1,605	1,568
Iron Mountain Inc. 5.25% 2028[5]	12,959	12,873
Iron Mountain Inc. 4.875% 2029[5]	4,690	4,438
Kimco Realty Corp. 3.40% 2022	8,655	8,573
Kimco Realty Corp. 3.125% 2023	3,175	3,049
Kimco Realty Corp. 2.70% 2024	16,980	16,864
Kimco Realty Corp. 3.30% 2025	5,000	5,042
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,091
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,812
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,047
Scentre Group 2.375% 2021[5]	11,410	11,451
Scentre Group 3.25% 2025[5]	10,655	10,744
Scentre Group 3.50% 2025[5]	7,550	7,722
WEA Finance LLC 3.25% 2020[5]	11,935	11,818
WEA Finance LLC 3.75% 2024[5]	2,480	2,368
The Bond Fund of America — Page 27 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Westfield Corp. Ltd. 3.15% 2022[5]	$32,440	$31,587
Westfield Corp. Ltd. 3.50% 2029[5]	7,330	6,992
		426,781
Total corporate bonds & notes		15,875,772
Mortgage-backed obligations 27.19% Federal agency mortgage-backed obligations 26.13%
Fannie Mae 7.00% 2036[12]	126	135
Fannie Mae 6.00% 2037[12]	4	4
Fannie Mae 7.00% 2037[12]	154	169
Fannie Mae 7.00% 2037[12]	107	116
Fannie Mae 7.00% 2037[12]	87	91
Fannie Mae 7.50% 2037[12]	106	114
Fannie Mae 7.50% 2037[12]	59	68
Fannie Mae 7.50% 2037[12]	46	54
Fannie Mae 4.50% 2046[12]	1,311	1,396
Fannie Mae 4.50% 2046[12]	836	889
Fannie Mae 4.50% 2047[12]	2,600	2,758
Fannie Mae 7.00% 2047[12]	12	14
Fannie Mae Pool #976945 5.50% 2023[12]	7	7
Fannie Mae Pool #976948 6.00% 2023[12]	42	44
Fannie Mae Pool #932119 4.50% 2024[12]	1,389	1,471
Fannie Mae Pool #AD6392 4.50% 2025[12]	1,463	1,562
Fannie Mae Pool #AD3149 4.50% 2025[12]	808	863
Fannie Mae Pool #AD5692 4.50% 2025[12]	799	853
Fannie Mae Pool #AB1068 4.50% 2025[12]	5	6
Fannie Mae Pool #MA2776 2.50% 2026[12]	8,830	9,178
Fannie Mae Pool #AJ5476 3.00% 2026[12]	244	256
Fannie Mae Pool #MA2973 3.00% 2027[12]	478	502
Fannie Mae Pool #MA3131 3.00% 2027[12]	294	308
Fannie Mae Pool #AB5095 3.00% 2027[12]	55	58
Fannie Mae Pool #AS3604 3.00% 2029[12]	118	124
Fannie Mae Pool #AL7800 2.50% 2030[12]	6,982	7,285
Fannie Mae Pool #BM4299 3.00% 2030[12]	185	194
Fannie Mae Pool #AL9668 3.00% 2030[12]	21	22
Fannie Mae Pool #AZ4646 3.50% 2030[12]	467	492
Fannie Mae Pool #AZ0554 3.50% 2030[12]	335	353
Fannie Mae Pool #AY1948 3.50% 2030[12]	283	298
Fannie Mae Pool #AS8388 2.50% 2031[12]	5,589	5,831
Fannie Mae Pool #CA3178 3.00% 2031[12]	1,270	1,333
Fannie Mae Pool #890710 3.00% 2031[12]	26	27
Fannie Mae Pool #BM4151 2.50% 2032[12]	40,428	42,084
Fannie Mae Pool #AS8893 2.50% 2032[12]	11,926	12,410
Fannie Mae Pool #BH7659 3.00% 2032[12]	18,926	19,913
Fannie Mae Pool #CA3274 3.00% 2032[12]	933	981
Fannie Mae Pool #BE3641 3.00% 2032[12]	28	29
Fannie Mae Pool #BK1209 3.00% 2033[12]	6,689	7,034
Fannie Mae Pool #BH9235 3.00% 2033[12]	1,692	1,780
Fannie Mae Pool #MA3409 3.00% 2033[12]	1,601	1,679
Fannie Mae Pool #BJ4890 3.00% 2033[12]	825	869
Fannie Mae Pool #BK5161 3.00% 2033[12]	813	855
Fannie Mae Pool #BK1112 3.00% 2033[12]	776	814
Fannie Mae Pool #BJ4685 3.00% 2033[12]	720	757
The Bond Fund of America — Page 28 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3461 3.00% 2033[12]	$588	$617
Fannie Mae Pool #MA3247 3.00% 2033[12]	580	610
Fannie Mae Pool #BM5111 3.00% 2033[12]	519	547
Fannie Mae Pool #BK6720 3.00% 2033[12]	520	546
Fannie Mae Pool #BJ4856 3.00% 2033[12]	518	545
Fannie Mae Pool #BK5466 3.00% 2033[12]	515	541
Fannie Mae Pool #BK7453 3.00% 2033[12]	501	527
Fannie Mae Pool #MA3516 3.00% 2033[12]	462	485
Fannie Mae Pool #MA3283 3.00% 2033[12]	345	364
Fannie Mae Pool #BJ5705 3.00% 2033[12]	325	340
Fannie Mae Pool #MA3339 3.00% 2033[12]	317	334
Fannie Mae Pool #BK7123 3.00% 2033[12]	287	301
Fannie Mae Pool #BK9015 3.00% 2033[12]	277	291
Fannie Mae Pool #BK4146 3.00% 2033[12]	160	168
Fannie Mae Pool #BK5472 3.00% 2033[12]	36	38
Fannie Mae Pool #CA2106 3.50% 2033[12]	363	383
Fannie Mae Pool #MA3518 4.00% 2033[12]	66	70
Fannie Mae Pool #695412 5.00% 2033[12]	9	11
Fannie Mae Pool #MA3827 2.50% 2034[12]	62,360	64,843
Fannie Mae Pool #CA4453 2.50% 2034[12]	7,881	8,195
Fannie Mae Pool #BJ9733 2.50% 2034[12]	7,813	8,124
Fannie Mae Pool #FM2057 2.50% 2034[12]	7,767	8,076
Fannie Mae Pool #BO1359 2.50% 2034[12]	3,933	4,093
Fannie Mae Pool #CA4922 3.00% 2034[12]	10,186	10,686
Fannie Mae Pool #BN4889 3.00% 2034[12]	1,956	2,049
Fannie Mae Pool #SB8021 3.00% 2034[12]	967	1,014
Fannie Mae Pool #BJ7631 3.00% 2034[12]	785	823
Fannie Mae Pool #MA3657 3.00% 2034[12]	722	756
Fannie Mae Pool #BK9093 3.00% 2034[12]	517	542
Fannie Mae Pool #FM1776 3.00% 2034[12]	388	406
Fannie Mae Pool #BN3975 3.00% 2034[12]	369	386
Fannie Mae Pool #BN9743 3.00% 2034[12]	362	379
Fannie Mae Pool #BN6313 3.00% 2034[12]	341	358
Fannie Mae Pool #FM1490 3.50% 2034[12]	12,130	12,790
Fannie Mae Pool #MA3896 2.50% 2035[12]	15,300	15,910
Fannie Mae Pool #MA3897 3.00% 2035[12]	26,514	27,787
Fannie Mae Pool #AD3566 5.00% 2035[12]	117	127
Fannie Mae Pool #AS8355 3.00% 2036[12]	21,658	22,965
Fannie Mae Pool #AS8554 3.00% 2036[12]	2,468	2,617
Fannie Mae Pool #MA2746 4.00% 2036[12]	4,394	4,806
Fannie Mae Pool #MA2588 4.00% 2036[12]	3,459	3,783
Fannie Mae Pool #MA2787 4.00% 2036[12]	2,310	2,527
Fannie Mae Pool #MA2717 4.00% 2036[12]	2,176	2,380
Fannie Mae Pool #AS6870 4.00% 2036[12]	964	1,054
Fannie Mae Pool #MA2897 3.00% 2037[12]	46,801	49,617
Fannie Mae Pool #MA2866 3.00% 2037[12]	26,786	28,402
Fannie Mae Pool #924866 3.265% 2037[2,12]	29	30
Fannie Mae Pool #945680 6.00% 2037[12]	34	39
Fannie Mae Pool #954936 7.00% 2037[12]	41	44
Fannie Mae Pool #889101 3.365% 2038[2,12]	180	179
Fannie Mae Pool #964279 4.499% 2038[2,12]	116	118
Fannie Mae Pool #964708 4.64% 2038[2,12]	15	15
Fannie Mae Pool #889982 5.50% 2038[12]	34	39
Fannie Mae Pool #988588 5.50% 2038[12]	6	7
The Bond Fund of America — Page 29 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AC2641 4.50% 2039[12]	$6,575	$7,211
Fannie Mae Pool #AC0794 5.00% 2039[12]	571	646
Fannie Mae Pool #931768 5.00% 2039[12]	93	106
Fannie Mae Pool #AE7629 3.724% 2040[2,12]	96	98
Fannie Mae Pool #AE7567 4.00% 2040[12]	5,168	5,602
Fannie Mae Pool #AE1761 4.00% 2040[12]	4,679	5,073
Fannie Mae Pool #AH0007 4.00% 2040[12]	4,437	4,812
Fannie Mae Pool #AH0539 4.00% 2040[12]	1,008	1,093
Fannie Mae Pool #AE8073 4.00% 2040[12]	745	814
Fannie Mae Pool #AD8522 4.00% 2040[12]	245	266
Fannie Mae Pool #AL9335 4.07% 2040[2,12]	6,171	6,313
Fannie Mae Pool #AE5471 4.50% 2040[12]	1,348	1,479
Fannie Mae Pool #AB1297 5.00% 2040[12]	530	592
Fannie Mae Pool #932606 5.00% 2040[12]	293	331
Fannie Mae Pool #AE0789 3.788% 2041[2,12]	508	521
Fannie Mae Pool #AE0844 3.825% 2041[2,12]	486	499
Fannie Mae Pool #AL0073 3.851% 2041[2,12]	428	439
Fannie Mae Pool #AL9531 4.00% 2041[2,12]	4,634	4,756
Fannie Mae Pool #AJ7471 4.00% 2041[12]	1,579	1,712
Fannie Mae Pool #AB4050 4.00% 2041[12]	1,224	1,338
Fannie Mae Pool #AI5172 4.00% 2041[12]	1,002	1,086
Fannie Mae Pool #AJ4189 4.00% 2041[12]	811	887
Fannie Mae Pool #AJ1873 4.00% 2041[12]	737	816
Fannie Mae Pool #AJ4154 4.00% 2041[12]	736	804
Fannie Mae Pool #AJ0257 4.00% 2041[12]	313	343
Fannie Mae Pool #AL9326 4.087% 2041[2,12]	7,669	7,862
Fannie Mae Pool #AL9327 4.355% 2041[2,12]	5,308	5,445
Fannie Mae Pool #AL0658 4.50% 2041[12]	1,459	1,601
Fannie Mae Pool #AI1862 5.00% 2041[12]	2,584	2,909
Fannie Mae Pool #AH6099 5.00% 2041[12]	2,509	2,758
Fannie Mae Pool #AI3510 5.00% 2041[12]	1,599	1,800
Fannie Mae Pool #AJ0704 5.00% 2041[12]	1,345	1,515
Fannie Mae Pool #AJ5391 5.00% 2041[12]	862	971
Fannie Mae Pool #AE1248 5.00% 2041[12]	712	804
Fannie Mae Pool #AE1274 5.00% 2041[12]	546	618
Fannie Mae Pool #AE1277 5.00% 2041[12]	297	336
Fannie Mae Pool #AE1283 5.00% 2041[12]	188	207
Fannie Mae Pool #AH9479 5.00% 2041[12]	91	101
Fannie Mae Pool #AH8144 5.00% 2041[12]	88	98
Fannie Mae Pool #AP7819 3.91% 2042[2,12]	490	498
Fannie Mae Pool #AX3703 4.00% 2042[12]	8,182	8,870
Fannie Mae Pool #AK6740 4.00% 2042[12]	7,288	8,013
Fannie Mae Pool #AL2745 4.00% 2042[12]	6,153	6,726
Fannie Mae Pool #890407 4.00% 2042[12]	2,005	2,188
Fannie Mae Pool #AK4949 4.00% 2042[12]	566	614
Fannie Mae Pool #AL9532 4.08% 2042[2,12]	6,209	6,330
Fannie Mae Pool #AL9530 4.087% 2042[2,12]	4,342	4,446
Fannie Mae Pool #AL9533 4.22% 2042[2,12]	2,771	2,833
Fannie Mae Pool #AL2000 4.311% 2042[2,12]	665	677
Fannie Mae Pool #AL1941 4.394% 2042[2,12]	845	860
Fannie Mae Pool #AL2184 4.412% 2042[2,12]	1,007	1,025
Fannie Mae Pool #AE1290 5.00% 2042[12]	431	487
Fannie Mae Pool #AL3829 3.50% 2043[12]	6,855	7,375
Fannie Mae Pool #AT7161 3.50% 2043[12]	3,209	3,453
The Bond Fund of America — Page 30 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AR1512 3.50% 2043[12]	$1,522	$1,638
Fannie Mae Pool #AT0412 3.50% 2043[12]	706	759
Fannie Mae Pool #AT3954 3.50% 2043[12]	439	472
Fannie Mae Pool #AT0300 3.50% 2043[12]	256	274
Fannie Mae Pool #AV0786 4.00% 2043[12]	6,344	6,918
Fannie Mae Pool #AT2683 4.00% 2043[12]	5,681	6,160
Fannie Mae Pool #AL8421 3.50% 2044[12]	31,124	33,479
Fannie Mae Pool #AX8521 3.50% 2044[12]	608	653
Fannie Mae Pool #AY1829 3.50% 2044[12]	452	486
Fannie Mae Pool #AW8240 3.50% 2044[12]	91	97
Fannie Mae Pool #BM6240 3.984% 2044[2,12]	6,158	6,302
Fannie Mae Pool #AX0817 4.00% 2044[12]	626	677
Fannie Mae Pool #BE5017 3.50% 2045[12]	3,938	4,221
Fannie Mae Pool #BE5009 3.50% 2045[12]	3,630	3,887
Fannie Mae Pool #AZ7366 4.00% 2045[12]	41,413	45,156
Fannie Mae Pool #AS6348 4.00% 2045[12]	6,820	7,436
Fannie Mae Pool #BC4764 3.00% 2046[12]	6,467	6,829
Fannie Mae Pool #MA2833 3.00% 2046[12]	105	111
Fannie Mae Pool #BC9077 3.50% 2046[12]	35,923	38,347
Fannie Mae Pool #BD9236 3.50% 2046[12]	871	930
Fannie Mae Pool #AL8522 3.50% 2046[12]	66	71
Fannie Mae Pool #AS6839 4.00% 2046[12]	10,817	11,741
Fannie Mae Pool #BC1352 4.00% 2046[12]	3,897	4,217
Fannie Mae Pool #BD1968 4.00% 2046[12]	111	120
Fannie Mae Pool #BC8647 4.50% 2046[12]	1,415	1,545
Fannie Mae Pool #BD9248 4.50% 2046[12]	756	820
Fannie Mae Pool #BD1550 4.50% 2046[12]	726	794
Fannie Mae Pool #BD7529 4.50% 2046[12]	647	705
Fannie Mae Pool #BD7600 4.50% 2046[12]	380	409
Fannie Mae Pool #BM5632 3.00% 2047[12]	57,312	60,489
Fannie Mae Pool #MA3147 3.00% 2047[12]	14,859	15,684
Fannie Mae Pool #CA0377 3.00% 2047[12]	3,090	3,261
Fannie Mae Pool #BD2440 3.50% 2047[12]	5,529	5,877
Fannie Mae Pool #BE8740 3.50% 2047[12]	3,444	3,684
Fannie Mae Pool #BJ2524 3.50% 2047[12]	1,587	1,688
Fannie Mae Pool #BE8742 3.50% 2047[12]	1,011	1,088
Fannie Mae Pool #CA0770 3.50% 2047[12]	598	637
Fannie Mae Pool #BH2848 3.50% 2047[12]	582	622
Fannie Mae Pool #BH2847 3.50% 2047[12]	508	546
Fannie Mae Pool #BH2846 3.50% 2047[12]	446	480
Fannie Mae Pool #BJ1910 3.50% 2047[12]	297	316
Fannie Mae Pool #CA0453 4.00% 2047[12]	22,109	23,733
Fannie Mae Pool #MA3211 4.00% 2047[12]	14,324	15,398
Fannie Mae Pool #BJ5015 4.00% 2047[12]	9,098	9,919
Fannie Mae Pool #BD3554 4.00% 2047[12]	3,125	3,355
Fannie Mae Pool #BH3122 4.00% 2047[12]	323	350
Fannie Mae Pool #BM4413 4.50% 2047[12]	18,645	20,208
Fannie Mae Pool #BH0876 4.50% 2047[12]	6,014	6,558
Fannie Mae Pool #BJ3525 4.50% 2047[12]	3,676	3,972
Fannie Mae Pool #BJ3558 4.50% 2047[12]	3,247	3,516
Fannie Mae Pool #BJ3581 4.50% 2047[12]	2,095	2,272
Fannie Mae Pool #257063 7.00% 2047[12]	48	55
Fannie Mae Pool #BF0293 3.00% 2048[12]	26,052	27,833
Fannie Mae Pool #BM4488 3.428% 2048[2,12]	24,461	25,420
The Bond Fund of America — Page 31 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0318 3.50% 2048[12]	$97,072	$104,747
Fannie Mae Pool #CA1532 3.50% 2048[12]	19,190	20,455
Fannie Mae Pool #CA2452 3.50% 2048[12]	12,453	13,225
Fannie Mae Pool #BJ3790 3.50% 2048[12]	4,981	5,296
Fannie Mae Pool #CA1189 3.50% 2048[12]	4,719	5,021
Fannie Mae Pool #BJ4901 3.50% 2048[12]	2,105	2,262
Fannie Mae Pool #BK7404 3.50% 2048[12]	495	525
Fannie Mae Pool #BJ4154 3.50% 2048[12]	84	90
Fannie Mae Pool #FM2201 4.00% 2048[12]	178,276	191,490
Fannie Mae Pool #BK7608 4.00% 2048[12]	102,528	109,463
Fannie Mae Pool #BK0920 4.00% 2048[12]	25,840	27,586
Fannie Mae Pool #MA3443 4.00% 2048[12]	19,240	20,574
Fannie Mae Pool #FM2202 4.00% 2048[12]	18,190	19,410
Fannie Mae Pool #MA3467 4.00% 2048[12]	16,986	18,140
Fannie Mae Pool #BM2007 4.00% 2048[12]	16,917	18,061
Fannie Mae Pool #CA2850 4.00% 2048[12]	10,062	11,051
Fannie Mae Pool #BJ9252 4.00% 2048[12]	7,766	8,294
Fannie Mae Pool #BK4764 4.00% 2048[12]	6,620	7,091
Fannie Mae Pool #BK6840 4.00% 2048[12]	6,038	6,580
Fannie Mae Pool #BK5232 4.00% 2048[12]	3,994	4,352
Fannie Mae Pool #BK7274 4.00% 2048[12]	2,788	2,985
Fannie Mae Pool #BK0915 4.00% 2048[12]	2,435	2,600
Fannie Mae Pool #MA3384 4.00% 2048[12]	2,210	2,362
Fannie Mae Pool #BK9743 4.00% 2048[12]	1,720	1,874
Fannie Mae Pool #BK8819 4.00% 2048[12]	1,199	1,280
Fannie Mae Pool #FM1437 4.00% 2048[12]	887	948
Fannie Mae Pool #MA3521 4.00% 2048[12]	237	253
Fannie Mae Pool #BK7665 4.50% 2048[12]	26,597	29,272
Fannie Mae Pool #BK0951 4.50% 2048[12]	19,864	21,856
Fannie Mae Pool #BK0163 4.50% 2048[12]	6,729	7,288
Fannie Mae Pool #BN1576 4.50% 2048[12]	3,820	4,118
Fannie Mae Pool #CA2056 4.50% 2048[12]	2,685	2,896
Fannie Mae Pool #BK9761 4.50% 2048[12]	1,404	1,541
Fannie Mae Pool #CA2493 4.50% 2048[12]	546	588
Fannie Mae Pool #CA2484 4.50% 2048[12]	295	318
Fannie Mae Pool #MA3496 4.50% 2048[12]	190	205
Fannie Mae Pool #CA2166 4.50% 2048[12]	51	56
Fannie Mae Pool #CA1574 5.00% 2048[12]	16,099	17,436
Fannie Mae Pool #CA4858 3.00% 2049[12]	283,860	299,069
Fannie Mae Pool #CA3807 3.00% 2049[12]	4,543	4,807
Fannie Mae Pool #CA4534 3.00% 2049[12]	3,212	3,393
Fannie Mae Pool #CA3806 3.00% 2049[12]	2,338	2,478
Fannie Mae Pool #CA4021 3.50% 2049[12]	89,093	94,800
Fannie Mae Pool #CA4802 3.50% 2049[12]	52,779	56,694
Fannie Mae Pool #CA4358 3.50% 2049[12]	51,377	54,330
Fannie Mae Pool #CA3309 3.50% 2049[12]	38,699	41,038
Fannie Mae Pool #CA4566 3.50% 2049[12]	36,673	38,789
Fannie Mae Pool #BO3252 3.50% 2049[12]	32,348	34,608
Fannie Mae Pool #CA4151 3.50% 2049[12]	30,947	33,356
Fannie Mae Pool #FM1062 3.50% 2049[12]	30,764	33,093
Fannie Mae Pool #FM1443 3.50% 2049[12]	25,608	27,507
Fannie Mae Pool #FM1886 3.50% 2049[12]	24,366	25,753
Fannie Mae Pool #BN6708 3.50% 2049[12]	12,315	13,142
Fannie Mae Pool #CA4026 3.50% 2049[12]	11,224	11,867
The Bond Fund of America — Page 32 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BO1588 3.50% 2049[12]	$9,713	$10,392
Fannie Mae Pool #BJ8411 3.50% 2049[12]	7,393	7,942
Fannie Mae Pool #CA5166 3.50% 2049[12]	4,372	4,627
Fannie Mae Pool #FM1762 3.50% 2049[12]	300	317
Fannie Mae Pool #BN6249 3.50% 2049[12]	115	122
Fannie Mae Pool #BO4056 3.50% 2049[12]	100	106
Fannie Mae Pool #FM0020 3.50% 2049[12]	86	91
Fannie Mae Pool #FM1596 3.50% 2049[12]	61	65
Fannie Mae Pool #BJ8402 3.555% 2049[2,12]	3,954	4,121
Fannie Mae Pool #FM1963 4.00% 2049[12]	80,231	87,431
Fannie Mae Pool #FM0021 4.00% 2049[12]	15,916	16,980
Fannie Mae Pool #FM1913 4.00% 2049[12]	6,133	6,581
Fannie Mae Pool #MA3639 4.50% 2049[12]	61,746	66,505
Fannie Mae Pool #BN5444 4.50% 2049[12]	3,370	3,630
Fannie Mae Pool #MA3616 4.50% 2049[12]	2,472	2,662
Fannie Mae Pool #MA3593 4.50% 2049[12]	2,201	2,371
Fannie Mae Pool #MA3564 4.50% 2049[12]	18	19
Fannie Mae Pool #BN6006 4.50% 2049[12]	10	10
Fannie Mae Pool #BK2239 2.50% 2050[12]	5,072	5,278
Fannie Mae Pool #BF0264 3.50% 2058[12]	26,041	28,156
Fannie Mae, Series 2001-4, Class NA, 9.014% 2025[2,12]	3	3
Fannie Mae, Series 2001-4, Class GA, 9.136% 2025[2,12]	3	3
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[5,12]	434	420
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]	85	105
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	816	927
Fannie Mae, Series 2001-20, Class E, 9.50% 2031[2,12]	—[3]	—[3]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]	1,416	1,676
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]	250	289
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]	717	876
Fannie Mae, Series 2002-W1, Class 2A, 5.614% 2042[2,12]	1,057	1,189
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.483% 2026[2,12]	10	11
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[2,12]	3,700	4,038
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.079% 2027[2,12]	5,000	5,507
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[12]	430	487
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]	734	700
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]	710	674
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]	246	235
Freddie Mac 4.50% 2030[12]	413	446
Freddie Mac 5.50% 2033[12]	3	4
Freddie Mac 4.00% 2036[12]	26,859	29,382
Freddie Mac 4.00% 2036[12]	6,447	7,052
Freddie Mac 4.00% 2036[12]	2,549	2,789
Freddie Mac 4.00% 2036[12]	2,302	2,519
Freddie Mac 3.00% 2037[12]	1,307	1,386
Freddie Mac 4.00% 2037[12]	7,973	8,681
Freddie Mac 4.50% 2037[12]	2,560	2,808
Freddie Mac 5.50% 2037[12]	24	27
Freddie Mac 5.50% 2037[12]	5	6
Freddie Mac 7.50% 2037[12]	104	117
Freddie Mac 5.50% 2038[12]	699	793
Freddie Mac 5.50% 2038[12]	267	304
Freddie Mac 5.50% 2038[12]	114	130
Freddie Mac 5.50% 2038[12]	70	79
Freddie Mac 5.50% 2038[12]	4	4
The Bond Fund of America — Page 33 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2039[12]	$74,632	$79,456
Freddie Mac 3.50% 2039[12]	30,691	32,543
Freddie Mac 3.50% 2039[12]	4,770	5,083
Freddie Mac 4.50% 2039[12]	654	717
Freddie Mac 5.00% 2039[12]	4,998	5,549
Freddie Mac 5.50% 2039[12]	1,659	1,884
Freddie Mac 4.50% 2040[12]	12,132	13,295
Freddie Mac 4.50% 2040[12]	13	14
Freddie Mac 5.50% 2040[12]	26	30
Freddie Mac 4.50% 2041[12]	5,161	5,663
Freddie Mac 4.50% 2041[12]	1,259	1,380
Freddie Mac 4.50% 2041[12]	685	750
Freddie Mac 4.50% 2041[12]	259	280
Freddie Mac 4.50% 2041[12]	12	13
Freddie Mac 5.00% 2041[12]	3,800	4,216
Freddie Mac 5.00% 2041[12]	1,282	1,404
Freddie Mac 5.50% 2041[12]	32	36
Freddie Mac 4.00% 2043[12]	10,237	11,167
Freddie Mac 3.50% 2045[12]	1,137	1,226
Freddie Mac 4.00% 2045[12]	1,709	1,853
Freddie Mac 3.00% 2046[12]	106,676	113,199
Freddie Mac 3.50% 2046[12]	581	614
Freddie Mac 4.50% 2046[12]	1,613	1,759
Freddie Mac 4.50% 2046[12]	885	967
Freddie Mac 4.50% 2046[12]	862	943
Freddie Mac 4.50% 2046[12]	657	717
Freddie Mac 4.50% 2046[12]	437	474
Freddie Mac 3.50% 2047[12]	62,697	66,643
Freddie Mac 3.50% 2047[12]	23,768	25,272
Freddie Mac 3.50% 2047[12]	19,344	20,468
Freddie Mac 3.50% 2047[12]	6,652	7,036
Freddie Mac 4.00% 2047[12]	14,358	15,597
Freddie Mac 4.00% 2047[12]	12,686	13,656
Freddie Mac 4.00% 2047[12]	1,355	1,461
Freddie Mac 4.50% 2047[12]	4,173	4,512
Freddie Mac 4.50% 2047[12]	3,391	3,677
Freddie Mac 4.50% 2047[12]	2,892	3,134
Freddie Mac 4.50% 2047[12]	1,838	1,991
Freddie Mac 6.50% 2047[12]	193	207
Freddie Mac 3.50% 2048[12]	69,378	73,807
Freddie Mac 3.50% 2048[12]	55,587	59,738
Freddie Mac 3.50% 2048[12]	29,088	30,840
Freddie Mac 3.50% 2048[12]	399	427
Freddie Mac 4.00% 2048[12]	14,066	15,229
Freddie Mac 4.00% 2048[12]	4,724	5,093
Freddie Mac Pool #ZK3848 3.00% 2027[12]	127	133
Freddie Mac Pool #G15537 2.50% 2028[12]	6,074	6,321
Freddie Mac Pool #G15975 2.50% 2029[12]	11,200	11,656
Freddie Mac Pool #G15732 3.00% 2030[12]	12,773	13,487
Freddie Mac Pool #V61295 2.50% 2031[12]	12,479	13,022
Freddie Mac Pool #G16634 3.00% 2031[12]	19,319	20,400
Freddie Mac Pool #G18652 3.00% 2032[12]	23,713	24,951
Freddie Mac Pool #G18655 3.00% 2032[12]	14,843	15,618
Freddie Mac Pool #ZT0716 3.00% 2033[12]	927	972
The Bond Fund of America — Page 34 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT1931 3.00% 2033[12]	$202	$211
Freddie Mac Pool #SB8015 2.50% 2034[12]	13,250	13,779
Freddie Mac Pool #SB8020 2.50% 2034[12]	7,806	8,117
Freddie Mac Pool #SB8013 2.50% 2034[12]	7,620	7,924
Freddie Mac Pool #QN1174 2.50% 2034[12]	2,955	3,073
Freddie Mac Pool #ZT2019 3.00% 2034[12]	2,000	2,095
Freddie Mac Pool #SB8000 3.00% 2034[12]	539	565
Freddie Mac Pool #ZT1731 3.00% 2034[12]	102	107
Freddie Mac Pool #SB8027 3.00% 2035[12]	742	779
Freddie Mac Pool #C91883 4.00% 2036[12]	925	1,011
Freddie Mac Pool #C92056 3.00% 2039[12]	18,322	19,359
Freddie Mac Pool #C92053 3.00% 2039[12]	6,018	6,358
Freddie Mac Pool #840222 4.048% 2040[2,12]	1,368	1,404
Freddie Mac Pool #Q18236 3.50% 2043[12]	3,021	3,251
Freddie Mac Pool #Q19133 3.50% 2043[12]	1,836	1,976
Freddie Mac Pool #Q17696 3.50% 2043[12]	1,718	1,848
Freddie Mac Pool #Q15874 4.00% 2043[12]	149	159
Freddie Mac Pool #841039 4.28% 2043[2,12]	6,683	6,785
Freddie Mac Pool #Q28558 3.50% 2044[12]	9,948	10,700
Freddie Mac Pool #760012 3.04% 2045[2,12]	2,014	2,076
Freddie Mac Pool #760013 3.181% 2045[2,12]	1,538	1,594
Freddie Mac Pool #760014 3.499% 2045[2,12]	7,265	7,520
Freddie Mac Pool #G60344 4.00% 2045[12]	24,522	26,794
Freddie Mac Pool #G08791 3.00% 2047[12]	19,408	20,491
Freddie Mac Pool #G61733 3.00% 2047[12]	13,985	14,801
Freddie Mac Pool #760015 3.23% 2047[2,12]	6,719	6,867
Freddie Mac Pool #Q52157 3.50% 2047[12]	34,805	37,003
Freddie Mac Pool #Q52069 3.50% 2047[12]	5,280	5,658
Freddie Mac Pool #Q51622 3.50% 2047[12]	3,916	4,205
Freddie Mac Pool #Q47615 3.50% 2047[12]	3,278	3,519
Freddie Mac Pool #V84817 3.50% 2047[12]	330	350
Freddie Mac Pool #ZS4754 3.00% 2048[12]	11,982	12,641
Freddie Mac Pool #ZT1544 3.50% 2048[12]	64,431	68,353
Freddie Mac Pool #ZA5447 3.50% 2048[12]	26,388	27,902
Freddie Mac Pool #Q55056 3.50% 2048[12]	6,571	7,012
Freddie Mac Pool #Q54709 3.50% 2048[12]	3,629	3,884
Freddie Mac Pool #Q54701 3.50% 2048[12]	3,460	3,708
Freddie Mac Pool #Q54782 3.50% 2048[12]	3,318	3,550
Freddie Mac Pool #Q54781 3.50% 2048[12]	2,976	3,198
Freddie Mac Pool #Q56591 3.50% 2048[12]	2,715	2,895
Freddie Mac Pool #Q54700 3.50% 2048[12]	2,537	2,726
Freddie Mac Pool #Q55060 3.50% 2048[12]	2,279	2,432
Freddie Mac Pool #Q56590 3.50% 2048[12]	1,883	2,006
Freddie Mac Pool #Q56589 3.50% 2048[12]	1,695	1,820
Freddie Mac Pool #V84872 3.50% 2048[12]	1,650	1,752
Freddie Mac Pool #Q54698 3.50% 2048[12]	1,350	1,456
Freddie Mac Pool #Q54699 3.50% 2048[12]	1,258	1,354
Freddie Mac Pool #Q54831 3.50% 2048[12]	983	1,058
Freddie Mac Pool #ZM7772 3.50% 2048[12]	405	429
Freddie Mac Pool #ZS4777 3.50% 2048[12]	155	164
Freddie Mac Pool #ZS4785 4.00% 2048[12]	114,141	121,898
Freddie Mac Pool #G67711 4.00% 2048[12]	42,598	46,437
Freddie Mac Pool #ZA5889 4.00% 2048[12]	8,746	9,378
Freddie Mac Pool #Q56599 4.00% 2048[12]	6,331	6,900
The Bond Fund of America — Page 35 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q56576 4.00% 2048[12]	$6,266	$6,721
Freddie Mac Pool #Q56175 4.00% 2048[12]	4,482	4,886
Freddie Mac Pool #Q55971 4.00% 2048[12]	3,763	4,102
Freddie Mac Pool #SI2002 4.00% 2048[12]	2,513	2,697
Freddie Mac Pool #Q55970 4.00% 2048[12]	1,863	2,038
Freddie Mac Pool #Q58411 4.50% 2048[12]	8,849	9,713
Freddie Mac Pool #Q58436 4.50% 2048[12]	3,378	3,707
Freddie Mac Pool #Q58378 4.50% 2048[12]	3,332	3,615
Freddie Mac Pool #Q57242 4.50% 2048[12]	2,778	3,021
Freddie Mac Pool #SD7507 3.00% 2049[12]	74,786	78,908
Freddie Mac Pool #QA4692 3.00% 2049[12]	53,852	56,870
Freddie Mac Pool #SD0175 3.00% 2049[12]	19,811	20,982
Freddie Mac Pool #QA4673 3.00% 2049[12]	12,989	13,745
Freddie Mac Pool #SD7508 3.50% 2049[12]	143,393	154,030
Freddie Mac Pool #QA5131 3.50% 2049[12]	73,054	77,532
Freddie Mac Pool #QA5125 3.50% 2049[12]	47,350	50,863
Freddie Mac Pool #V85471 3.50% 2049[12]	36,441	38,613
Freddie Mac Pool #RA2062 3.50% 2049[12]	24,807	26,272
Freddie Mac Pool #RA1580 3.50% 2049[12]	21,061	22,700
Freddie Mac Pool #RA1463 3.50% 2049[12]	20,774	22,391
Freddie Mac Pool #QA0284 3.50% 2049[12]	14,497	15,572
Freddie Mac Pool #ZT1776 3.50% 2049[12]	7,341	7,763
Freddie Mac Pool #ZA7047 3.50% 2049[12]	5,131	5,434
Freddie Mac Pool #V85284 3.50% 2049[12]	3,842	4,072
Freddie Mac Pool #ZT1863 3.50% 2049[12]	2,954	3,127
Freddie Mac Pool #QA2748 3.50% 2049[12]	2,794	3,002
Freddie Mac Pool #ZT1709 3.50% 2049[12]	1,164	1,231
Freddie Mac Pool #ZN4768 3.50% 2049[12]	56	60
Freddie Mac Pool #ZA7009 4.50% 2049[12]	2,550	2,746
Freddie Mac Pool #ZA6269 4.50% 2049[12]	2,168	2,335
Freddie Mac Pool #QA8516 2.50% 2050[12]	2,372	2,463
Freddie Mac Pool #RA2020 3.00% 2050[12]	181,691	191,426
Freddie Mac Pool #RA1914 3.00% 2050[12]	72,418	76,299
Freddie Mac Pool #SD0234 3.00% 2050[12]	57,640	60,732
Freddie Mac Pool #SD0187 3.00% 2050[12]	22,451	23,728
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]	478	534
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]	4,311	5,028
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]	3,326	3,723
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]	1,923	2,185
Freddie Mac, Series 4582, Class GA, 3.75% 2052[2,12]	7,578	7,963
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[12]	15,000	15,400
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	3,297	3,416
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[12]	20,000	21,203
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[12]	2,000	2,167
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[12]	2,300	2,478
Freddie Mac, Series K049, Class A2, multifamily 3.01% 2025[12]	774	846
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[12]	5,065	5,583
Freddie Mac, Series K060, Class A2, multifamily 3.30% 2026[12]	400	450
Freddie Mac, Series K061, Class A2, Multi Family 3.347% 2026[12]	2,951	3,331
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[2,12]	1,000	1,125
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[12]	1,170	1,335
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[2,12]	8,715	10,040
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[12]	955	1,118
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[2,12]	6,045	7,216
The Bond Fund of America — Page 36 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]	$4,000	$4,783
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]	3,965	4,735
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[2,12]	1,700	2,060
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[2,12]	1,680	2,028
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[12]	172	207
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[2,12]	3,000	3,656
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[12]	62	69
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[12]	5,000	5,875
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]	5,249	6,223
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[12]	23	24
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]	1,697	1,623
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]	506	488
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]	494	482
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]	385	373
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]	266	253
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[2,12]	56,342	58,598
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]	55,665	57,872
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[2,12]	48,768	50,721
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[12]	8,802	9,161
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]	5,702	5,930
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[2,12]	19,819	20,786
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class AR, 3.25% 2056[2,12]	1,699	1,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[12]	8,936	9,312
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[2,12]	26,332	27,679
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[12]	104,667	110,665
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]	23,875	25,634
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]	18,030	19,302
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[12]	10,811	11,735
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[12]	41,656	44,202
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[12]	206,569	215,160
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]	55,940	57,989
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[12]	34,846	36,021
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[12]	93,927	92,724
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[12]	77,480	76,312
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[12]	26,146	27,113
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 2.597% 2024[2,12]	305	300
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.147% 2024[2,12]	3,237	3,226
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.897% 2025[2,12]	2,996	2,878
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.247% 2027[2,12]	4,649	4,515
Government National Mortgage Assn. 2.50% 2028[12]	1,500	1,562
Government National Mortgage Assn. 5.00% 2035[12]	364	391
Government National Mortgage Assn. 6.50% 2038[12]	186	211
Government National Mortgage Assn. 5.00% 2039[12]	543	581
Government National Mortgage Assn. 4.50% 2040[12]	1,957	2,159
Government National Mortgage Assn. 5.50% 2040[12]	3,001	3,403
Government National Mortgage Assn. 4.50% 2041[12]	7,272	7,810
Government National Mortgage Assn. 4.50% 2041[12]	1,024	1,100
Government National Mortgage Assn. 4.50% 2041[12]	478	515
Government National Mortgage Assn. 4.50% 2041[12]	456	492
Government National Mortgage Assn. 5.00% 2041[12]	2,807	3,096
Government National Mortgage Assn. 3.50% 2042[12]	644	674
The Bond Fund of America — Page 37 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2043[12]	$1,797	$1,934
Government National Mortgage Assn. 4.00% 2045[12]	223	243
Government National Mortgage Assn. 3.00% 2047[12]	31,420	33,296
Government National Mortgage Assn. 3.00% 2047[12]	14,177	15,022
Government National Mortgage Assn. 4.00% 2047[12]	47,938	51,667
Government National Mortgage Assn. 3.50% 2048[12]	10,084	10,667
Government National Mortgage Assn. 4.00% 2048[12]	21,635	23,302
Government National Mortgage Assn. 4.00% 2048[12]	15,188	16,210
Government National Mortgage Assn. 4.00% 2048[12]	5,633	6,033
Government National Mortgage Assn. 4.00% 2048[12]	4,903	5,230
Government National Mortgage Assn. 4.00% 2048[12]	3,286	3,535
Government National Mortgage Assn. 4.50% 2049[12]	89,705	95,471
Government National Mortgage Assn. 4.50% 2049[12]	205	214
Government National Mortgage Assn. 5.00% 2049[12]	1,646	1,737
Government National Mortgage Assn. 3.50% 2050[12,13]	964,843	1,016,616
Government National Mortgage Assn. 4.00% 2050[12,13]	51,306	54,511
Government National Mortgage Assn. 4.00% 2050[12]	9,386	10,018
Government National Mortgage Assn. 4.50% 2050[12,13]	73,630	78,166
Government National Mortgage Assn. Pool #MA4837 3.50% 2047[12]	10,716	11,402
Government National Mortgage Assn. Pool #MA4383 4.00% 2047[12]	87,770	94,716
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]	8,017	8,513
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]	6,999	7,404
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]	991	1,053
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[12]	62,943	67,417
Government National Mortgage Assn. Pool #MA5651 4.00% 2048[12]	57,579	61,561
Government National Mortgage Assn. Pool #MA5020 4.00% 2048[12]	43,056	46,480
Government National Mortgage Assn. Pool #MA5330 4.00% 2048[12]	38,156	40,830
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[12]	5,852	6,286
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[12]	189	203
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[12]	235,739	249,086
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[12]	132,252	139,718
Government National Mortgage Assn. Pool #MA6219 3.50% 2049[12]	60,140	63,510
Government National Mortgage Assn. Pool #MA6154 3.50% 2049[12]	24,446	25,812
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[12]	201,598	215,319
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[12]	181,811	193,168
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[12]	162,099	172,315
Government National Mortgage Assn. Pool #MA6340 4.00% 2049[12]	105,814	113,468
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[12]	59,421	63,434
Government National Mortgage Assn. Pool #MA6220 4.00% 2049[12]	53,052	56,485
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[12]	29,399	31,275
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[12]	4,639	4,931
Government National Mortgage Assn. Pool #MA6091 4.00% 2049[12]	208	221
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[12]	63,954	68,018
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[12]	15,909	16,917
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[12]	14,821	15,758
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[12]	1,850	1,968
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[12]	517	551
Government National Mortgage Assn. Pool #MA6400 3.50% 2050[12]	11,152	11,648
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[12]	5,435	5,762
Government National Mortgage Assn. Pool #MA6411 4.00% 2050[12]	51,537	54,855
Government National Mortgage Assn. Pool #MA6543 4.00% 2050[12]	6,983	7,453
Government National Mortgage Assn. Pool #694836 5.644% 2059[12]	1	1
Government National Mortgage Assn. Pool #725876 4.82% 2061[12]	4	4
Government National Mortgage Assn. Pool #725879 4.83% 2061[12]	4	4
The Bond Fund of America — Page 38 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #765136 4.906% 2061[12]	$3	$3
Government National Mortgage Assn. Pool #710085 4.982% 2061[12]	13	14
Government National Mortgage Assn. Pool #721648 5.05% 2061[12]	3	3
Government National Mortgage Assn. Pool #AC1008 4.407% 2063[12]	6	6
Government National Mortgage Assn. Pool #AG8238 4.823% 2064[12]	15	15
Government National Mortgage Assn. Pool #725893 5.20% 2064[12]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[12]	3	3
Government National Mortgage Assn. Pool #AE9612 4.968% 2065[12]	15	16
Uniform Mortgage-Backed Security 2.00% 2035[12,13]	795,278	816,806
Uniform Mortgage-Backed Security 2.00% 2035[12,13]	484,735	497,497
Uniform Mortgage-Backed Security 2.50% 2035[12,13]	27,500	28,537
Uniform Mortgage-Backed Security 3.00% 2035[12,13]	21,050	22,014
Uniform Mortgage-Backed Security 3.00% 2050[12,13]	1,145,180	1,200,963
Uniform Mortgage-Backed Security 3.00% 2050[12,13]	25,000	26,207
Uniform Mortgage-Backed Security 3.50% 2050[12,13]	1,441,563	1,525,073
Uniform Mortgage-Backed Security 4.00% 2050[12,13]	40,619	43,373
Uniform Mortgage-Backed Security 4.50% 2050[12,13]	135,436	145,785
		13,762,107
Collateralized mortgage-backed obligations (privately originated) 0.78%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[2,5,12]	18,859	18,482
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 2.547% 2029[2,5,12]	5,715	4,897
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,5,12]	2,186	2,153
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,5,12]	3,256	3,221
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[2,5,12]	6,850	6,814
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[2,5,12]	3,590	3,544
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[2,5,12]	874	864
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[2,5,12]	448	440
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[2,5,12]	1,852	1,904
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]	227	238
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]	80	84
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]	1,120	1,163
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]	477	496
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[2,5,12]	11,077	11,222
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[2,5,12]	2,600	2,683
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[2,5,12]	900	932
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[2,5,12]	380	397
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[5,12]	4,999	4,910
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[5,7,12]	2,862	2,656
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,12]	22,263	23,028
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,12]	21,961	22,585
Homeward Opportunities Fund Trust, Series 2018-1, 2.688% 2048[2,5,12]	15,541	15,132
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[2,5,12]	7,730	8,086
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[2,5,12]	1,976	2,020
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[2,5,12]	1,885	1,879
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[2,5,12]	6,849	6,860
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,5,12]	8,736	7,523
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 1.747% 2052[2,5,12]	8,945	8,763
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.377% 2052[2,5,12]	62,022	60,999
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[2,5,12]	2,256	2,289
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[2,5,12]	1,826	1,824
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[2,5,12]	6,426	6,405
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[2,5,12]	6,914	6,874
The Bond Fund of America — Page 39 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[2,5,12]	$2,848	$2,826
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[2,5,12]	14,538	14,873
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[2,5,12]	2,019	2,018
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[2,5,12]	8,190	7,738
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[2,5,12]	3,971	3,979
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[2,5,12]	23,708	23,254
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,5,12]	4,205	4,190
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 1.597% 2052[2,5,12]	52,439	52,542
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 1.367% 2037[2,12]	9,280	6,526
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[2,5,12]	922	911
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[2,5,12]	5,670	5,615
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 2056[2,5,12]	904	867
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.547% 2057[2,5,12]	1,248	1,219
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[2,5,12]	11,856	11,872
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[2,5,12]	7,695	7,536
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[2,5,12]	6,312	6,242
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[2,5,12]	13,926	14,167
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[2,5,12]	4,224	4,302
		412,044
Commercial mortgage-backed securities 0.28%
Banc of America Commercial Mortgage Inc., Series 2015-UBS7, Class A4, 3.705% 2048[12]	750	797
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[12]	115	125
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[12]	135	148
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[12]	500	568
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[12]	500	575
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[2,12]	250	288
Bank Commercial Mortgage Trust, Series 2018-B15, Class A4, 4.407% 2061[2,12]	500	586
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 1.95% 2063[12]	924	933
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[12]	3,475	3,818
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[12]	190	215
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[12]	90	102
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[12]	944	948
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[12]	1,000	1,147
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[12]	730	775
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[12]	500	560
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[12]	3,531	3,831
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[12]	200	209
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4, 3.458% 2049[12]	250	267
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[12]	600	642
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[12]	6,250	6,507
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[12]	2,930	3,108
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717% 2053[12]	2,700	2,801
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[12]	200	207
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[5,12]	1,015	1,010
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.318% 2045[2,5,12]	2,000	1,814
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[2,5,12]	500	474
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[5,12]	1,000	993
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.08% 2046[2,5,12]	2,743	2,535
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[2,5,12]	830	864
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[12]	850	887
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.731% 2047[2,12]	600	546
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[2,12]	5,250	5,213
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[12]	4,000	4,140
The Bond Fund of America — Page 40 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.58% 2048[2,12]	$556	$486
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[2,12]	700	702
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[5,12]	9,991	10,170
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.335% 2044[2,5,12]	6,500	6,724
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[12]	500	515
GS Mortgage Securities Corp., Series 2013-GC12, Class A-4, 3.135% 2046[12]	1,250	1,291
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.745% 2046[2,5,12]	1,600	1,435
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[2,5,12]	4,000	4,053
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.389% 2044[2,5,12]	1,244	1,266
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[2,12]	2,500	2,555
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 2050[12]	250	264
GS Mortgage Securities Corp. II, Series 2020-GC45, Class A5, 2.9106% 2053[12]	174	183
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.9965% 2047[12]	2,450	2,628
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.679% 2047[2,5,12]	2,500	2,175
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.9508% 2048[12]	3,500	3,483
JPMBB Commercial Mortgage Securities Trust, Series 2015-C-31, Class C, 4.62% 2048[2,12]	600	530
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5,12]	9,296	9,768
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[2,12]	1,511	1,513
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C-13, Class A-4, 4.039% 2046[12]	1,934	2,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.234% 2046[2,5,12]	2,700	2,462
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.756% 2046[2,12]	1,000	1,026
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[12]	525	560
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[2,12]	2,000	2,009
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[12]	250	265
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[12]	250	244
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[5,12]	6,885	6,829
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[5,12]	4,764	4,906
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[2,5,12]	479	484
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[12]	1,730	1,819
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[2,12]	567	494
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 4.197% 2049[2,5,12]	2,295	1,633
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[12]	290	303
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.11% 2048[2,12]	585	507
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[12]	865	799
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[12]	6,190	6,501
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[12]	380	387
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[12]	2,302	2,427
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[12]	6,500	7,032
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.534% 2058[2,12]	1,000	877
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[12]	1,320	1,388
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[12]	600	627
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[12]	500	499
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[2,12]	1,000	1,000
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[2,12]	2,500	2,499
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[12]	2,038	2,126
		149,118
Total mortgage-backed obligations		14,323,269
Asset-backed obligations 2.55%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[5,12]	3,630	3,625
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[5,12]	9,175	9,103
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[5,12]	5,705	5,621
The Bond Fund of America — Page 41 of 59

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[5,12]	$2,210	$2,084
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[5,12]	28,000	27,843
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[5,12]	30,754	27,373
American Express Credit Account Master Trust, Series 2018-3, Class A, 1.025% 2025[2,12]	423	414
American Express Credit Account Master Trust, Series 2017-7, Class A, 2.35% 2025[12]	1,260	1,286
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[12]	322	321
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[12]	4,540	4,500
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[12]	6,030	5,997
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[12]	1,199	1,197
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[12]	641	645
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[12]	50,839	50,947
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[12]	1,245	1,252
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[12]	650	653
Chase Issuance Trust, Series 2020-A1, Class A1, 1.53% 2025[12]	680	688
Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6, 3.21% 2024[12]	514	538
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1.103% 2025[2,12]	264	259
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[2,5,12]	16,404	16,494
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[5,12]	245	245
CPS Auto Receivables Trust, Series 2019-D, Class A, 2.17% 2022[5,12]	14,842	14,705
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[5,12]	747	744
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[5,12]	3,144	3,137
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[5,12]	182	182
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[5,12]	1,240	1,222
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[5,12]	2,000	1,989
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[5,12]	2,570	2,551
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[5,12]	2,169	2,130
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[5,12]	2,025	1,971
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[5,12]	5,325	5,276
Credit Acceptance Auto Loan Trust, Series 17-3A, Class C, 3.48% 2026[5,12]	2,695	2,684
Credit Acceptance Auto Loan Trust, Series 18-3A, Class C, 4.04% 2027[5,12]	1,485	1,482
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,12]	15,748	14,686
Credit Acceptance Auto Loan Trust, Series 20-1A, Class B, 2.39% 2029[5,12]	4,118	3,667
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 0.885% 2035[2,12]	1,662	1,540
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.845% 2037[2,12]	2,617	2,369
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.855% 2037[2,12]	4,118	3,730
Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.89% 2024[12]	7,974	8,049
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[12]	20,365	20,438
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 2022[12]	1	1
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[12]	4,660	4,647
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[12]	3,970	3,929
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[12]	1,113	1,118
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[12]	126	126
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[12]	70	70
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[12]	12,690	12,401
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]	8,760	8,657
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[12]	6,030	5,828
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[5,12]	6,658	6,631
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[5,12]	2,217	2,212
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[5,12]	1,937	1,939
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[5,12]	415	416
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[5,12]	13,568	13,425
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[5,12]	21,932	21,756
The Bond Fund of America — Page 42 of 59

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[5,12]	$1,570	$1,555
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[5,12]	3,240	3,214
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[5,12]	5,190	5,175
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[5,12]	2,000	1,950
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[5,12]	135	135
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,12]	1,925	1,890
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[5,12]	2,870	2,779
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[5,12]	5,765	5,710
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[5,12]	6,800	5,651
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[5,12]	123	123
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[5,12]	7,771	7,716
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[5,12]	2,463	2,446
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[5,12]	33,487	33,159
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[5,12]	20,699	20,552
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[5,12]	8,200	8,100
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[5,12]	9,875	10,000
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[5,12]	1,750	1,705
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[5,12]	3,500	3,420
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[5,12]	9,000	8,807
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,12]	7,850	7,308
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[5,12]	4,150	4,010
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[5,12]	6,890	6,313
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[5,12]	9,000	8,838
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[5,12]	10,000	8,536
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[5,12]	1,118	1,111
Ford Credit Auto Owner Trust, Series 2019-C, Class A4, 1.93% 2025[12]	1,269	1,275
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,12]	33,660	33,740
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[5,12]	19,510	20,257
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,12]	94,433	88,277
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,12]	38,760	42,866
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[12]	112,692	108,739
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[5,12]	5,428	5,261
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,12]	11,529	10,762
GM Financial Automobile Leasing Trust 2020-1, Class A2, 1.83% 2023[12]	75,000	75,309
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[12]	1,052	1,026
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 2025[12]	1,521	1,485
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[12]	765	772
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[12]	530	529
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.84% 2024[12]	2,452	2,464
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 2024[12]	1,315	1,345
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[12]	4,285	4,328
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.905% 2041[2,5,12]	891	832
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 0.905% 2041[2,5,12]	692	674
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[5,12]	4,015	3,897
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[5,12]	13,235	12,565
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[5,12]	16,799	15,015
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[5,12]	12,524	11,998
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.877% 2035[2,12]	1,947	1,903
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[12]	2,115	2,144
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[5,12]	24,625	24,672
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[12]	12,731	12,759
Nissan Auto Receivables Owner Trust, Series 2019-B, Class A-3, 2.50% 2023[12]	2,115	2,148
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[5,12]	8,335	8,310
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[2,5,12]	9,412	9,499
The Bond Fund of America — Page 43 of 59

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.789% 2027[2,5,12]	$16,443	$15,801
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.869% 2027[2,5,12]	29,399	28,707
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[5,12]	3,940	3,805
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[5,12]	2,435	2,284
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 1.077% 2036[2,12]	267	255
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[12]	434	433
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[12]	3,549	3,547
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[12]	4,415	4,368
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[12]	4,880	4,838
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[12]	4,975	4,923
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[5,12]	2,149	2,151
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[5,12]	1,206	1,218
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.861% 2025[2,5,12]	22,125	21,969
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,12]	2,422	2,353
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[5,12]	1,602	1,554
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[5,12]	5,378	5,225
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,12]	6,000	6,128
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[12]	1,385	1,386
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[12]	7,711	7,731
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[5,12]	5,500	5,256
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[5,12]	2,500	2,493
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[5,12]	3,000	2,990
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[5,12]	4,258	4,263
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[5,12]	4,950	4,839
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[12]	40,756	39,809
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[12]	51,381	51,478
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.514% 2026[2,5,12]	3,454	3,408
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[5,12]	6,697	6,690
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[5,12]	64,874	64,275
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[5,12]	5,759	5,741
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[5,12]	4,076	4,033
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,12]	1,040	1,008
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[5,12]	400	400
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[12]	27,000	26,064
		1,343,270
Bonds & notes of governments & government agencies outside the U.S. 1.51%
Abu Dhabi (Emirate of) 2.50% 2029	1,800	1,756
Angola (Repulic of) 8.00% 2029[5]	5,000	2,087
Argentine Republic 6.875% 2021	3,075	899
Argentine Republic 4.625% 2023	700	203
Argentine Republic 7.50% 2026	6,325	1,787
Argentine Republic 6.875% 2027	2,200	616
Argentine Republic 8.28% 2033[10]	4,984	1,793
Argentine Republic 0% 2035	25,700	202
Argentine Republic 6.875% 2048	13,230	3,490
Benin (Republic of) 5.75% 2026	€1,200	1,115
Brazil (Federative Republic of) 6.00% 2045[4]	BRL56,755	13,076
Cameroon (Republic of) 9.50% 2025	$1,500	1,362
Costa Rica (Republic of) 7.00% 2044	2,178	1,765
Cote d’Ivoire (Republic of) 6.375% 2028[5]	7,275	6,703
Cote d’Ivoire (Republic of) 5.25% 2030	€950	904
The Bond Fund of America — Page 44 of 59

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 7.50% 2021	$633	$635
Dominican Republic 5.50% 2025[5]	10,380	10,056
Dominican Republic 5.50% 2025	1,640	1,589
Dominican Republic 6.875% 2026[5]	4,300	4,315
Dominican Republic 6.40% 2049[5]	1,648	1,467
Egypt (Arab Republic of) 4.55% 2023[5]	5,100	4,542
Egypt (Arab Republic of) 5.577% 2023[5]	1,690	1,571
Egypt (Arab Republic of) 4.75% 2026	€3,000	2,852
Egypt (Arab Republic of) 6.588% 2028[5]	$1,610	1,379
Egypt (Arab Republic of) 5.625% 2030	€1,060	897
Egypt (Arab Republic of) 7.50% 2032[5]	$5,100	4,146
Egypt (Arab Republic of) 8.50% 2047[5]	2,245	1,851
Export-Import Bank of India 3.375% 2026	7,000	6,696
Gabonese Republic 6.375% 2024	772	542
Gabonese Republic 6.95% 2025	700	471
Gabonese Republic 6.625% 2031[5]	600	371
Greece (Hellenic Republic of) 3.45% 2024	€5,180	6,188
Greece (Hellenic Republic of) 3.375% 2025	6,145	7,395
Guatemala (Republic of) 4.50% 2026	$1,700	1,663
Guatemala (Republic of) 4.375% 2027	3,975	3,850
Honduras (Republic of) 8.75% 2020	15,197	15,177
Honduras (Republic of) 7.50% 2024	3,330	3,259
Honduras (Republic of) 6.25% 2027[5]	1,400	1,230
Honduras (Republic of) 6.25% 2027	968	850
India (Republic of) 8.60% 2028	INR1,015,200	15,000
India (Republic of) 7.61% 2030	2,386,030	33,685
India (Republic of) 7.88% 2030	1,667,000	23,947
Indonesia (Republic of) 3.75% 2022	$4,255	4,303
Indonesia (Republic of) 3.375% 2023	9,350	9,370
Iraq (Republic of) 5.80% 2028	5,150	3,940
Israel (State of) 2.50% 2030	1,090	1,100
Israel (State of) 3.375% 2050	1,630	1,589
Italy (Republic of) 0.10% 2023[4]	€71,579	77,407
Japan, Series 20, 0.10% 2025[4]	¥8,678,500	80,671
Japan, Series 21, 0.10% 2026[4]	1,529,400	14,231
Japan, Series 22, 0.10% 2027[4]	2,249,654	20,922
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.06% 2020[2]	$23,448	23,450
Japan Bank for International Cooperation 2.125% 2020	21,400	21,442
Japan Bank for International Cooperation 3.125% 2021	76,664	79,108
Jordan (Hashemite Kingdom of) 6.125% 2026[5]	2,890	2,647
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	615	545
Kazakhstan (Republic of) 6.50% 2045[5]	2,250	2,958
Kenya (Republic of) 6.875% 2024[5]	6,425	6,149
Kenya (Republic of) 8.00% 2032[5]	800	742
Kenya (Republic of) 8.25% 2048[5]	330	306
Kuwait (State of) 2.75% 2022[5]	2,150	2,166
Morocco (Kingdom of) 4.25% 2022	5,400	5,376
Morocco (Kingdom of) 5.50% 2042	7,200	7,679
Pakistan (Islamic Republic of) 5.50% 2021[5]	2,335	2,240
Pakistan (Islamic Republic of) 8.25% 2024	2,220	1,975
Pakistan (Islamic Republic of) 6.875% 2027	1,200	1,003
Pakistan (Islamic Republic of) 6.875% 2027[5]	1,100	919
Panama (Republic of) 3.75% 2026[5]	1,585	1,596
Panama (Republic of) 3.16% 2030	3,585	3,601
Panama (Republic of) 4.50% 2047	1,090	1,205
The Bond Fund of America — Page 45 of 59

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Panama (Republic of) 4.50% 2050	$200	$222
Panama (Republic of) 4.50% 2056	6,495	7,096
Paraguay (Republic of) 4.625% 2023	1,500	1,522
Paraguay (Republic of) 5.00% 2026	4,485	4,620
Paraguay (Republic of) 5.00% 2026[5]	1,575	1,622
Paraguay (Republic of) 4.70% 2027[5]	850	867
Paraguay (Republic of) 5.60% 2048[5]	1,980	2,039
Poland (Republic of) 3.25% 2026	6,600	7,148
Portuguese Republic 5.125% 2024	1,725	1,945
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	3,719	3,747
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[5]	2,050	2,099
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]	685	733
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[5]	655	704
Qatar (State of) 3.875% 2023[5]	10,830	11,169
Qatar (State of) 4.50% 2028[5]	5,115	5,617
Romania 2.00% 2032	€1,400	1,390
Romania 3.50% 2034	6,485	7,264
Romania 3.375% 2038	2,200	2,331
Romania 4.625% 2049	2,900	3,397
Russian Federation 4.375% 2029	$4,000	4,290
Russian Federation 5.10% 2035[5]	800	926
Saudi Arabia (Kingdom of) 2.375% 2021[5]	750	744
Saudi Arabia (Kingdom of) 3.25% 2026[5]	4,170	4,180
Saudi Arabia (Kingdom of) 3.625% 2028[5]	3,110	3,172
Saudi Arabia (Kingdom of) 3.625% 2028	1,800	1,836
Senegal (Republic of) 4.75% 2028	€4,000	4,022
Tunisia (Republic of) 5.625% 2024	3,000	2,751
Turkey (Republic of) 4.25% 2026	$9,300	7,777
Turkey (Republic of) 4.875% 2026	2,380	2,019
Ukraine 7.75% 2021	7,900	7,629
Ukraine 6.75% 2026	€3,905	3,843
Ukraine 7.75% 2026	$3,500	3,233
United Kingdom 0.125% 2041[4]	£11,072	21,919
United Mexican States 3.25% 2030	$5,845	5,493
United Mexican States 4.50% 2050	5,325	5,296
United Mexican States 5.75% 2110	4,700	4,894
United Mexican States, Series M, 8.00% 2023	MXN1,540,000	68,136
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	4,193
		793,907
Municipals 1.31% Illinois 0.76%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$56,485	55,714
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,400	14,513
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	5,699
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	355	357
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,035	1,048
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[5]	7,760	8,706
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	215	258
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	960	988
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	1,915	1,959
The Bond Fund of America — Page 46 of 59

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	$425	$431
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	850	868
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	660	653
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	850	858
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,415	2,371
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	640	659
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	745	906
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	215	221
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	370	449
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	260
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	220
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	425	512
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	425	511
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	240	244
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	950	1,156
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	640	776
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	425	274
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,630	1,625
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	575	567
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	47,620	48,055
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	161,050	160,101
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	12,860	14,180
G.O. Bonds, Series 2013-B, 3.65% 2020	4,745	4,745
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,379
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,754
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,616
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	8,850
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	7,745	8,348
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,379
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	7,199
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,177
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	7,234
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,230
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,145
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	4,436	4,493
The Bond Fund of America — Page 47 of 59

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 5.71% 2050 (put 2025)[2]	$6,275	$6,435
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	985	1,042
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,422
		398,587
New York 0.29%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	15,000	16,888
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,770	1,835
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2040	5,000	5,716
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 2050	59,475	66,541
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2019-CC-1, 4.00% 2049	10,000	11,279
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-EE, 4.00% 2042	32,240	37,041
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2040	10,000	12,195
		151,495
Texas 0.07%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	11,415	11,129
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,522
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 4.00% 2049	15,000	17,307
		34,958
District of Columbia 0.04%
Income Tax Secured Rev. Bonds, Series 2020-A, 4.00% 2045	17,980	20,792
Michigan 0.03%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	3,860	3,883
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	13,270	13,852
		17,735
New Jersey 0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	7,500	7,550
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,255
		12,805
Tennessee 0.02%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	1,090	1,138
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	655	679
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,825	2,956
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	3,505	3,681
		8,454
Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,250	4,461
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	545	568
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,665	2,765
		7,794
The Bond Fund of America — Page 48 of 59

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) South Carolina 0.01%	Principal amount (000)	Value (000)
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	$790	$837
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	3,405	3,553
		4,390
Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	4,805	4,373
Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	4,315	4,345
Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	945	977
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	3,020	3,152
		4,129
Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	1,595	1,667
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	2,230	2,316
		3,983
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,520	3,638
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,805	2,900
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,320	2,379
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,120	1,161
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,015	1,054
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	935	978
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	835	881
The Bond Fund of America — Page 49 of 59

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) California 0.00%	Principal amount (000)	Value (000)
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	$670	$676
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	640	664
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	620	647
Total municipals		688,818
Total bonds, notes & other debt instruments (cost: $47,693,840,000)		49,050,663
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative, preferred shares[5]	6,250	3,187
Total preferred securities (cost: $5,820,000)		3,187
Common stocks 0.01% Health care 0.01%
Rotech Healthcare Inc.[7,8,14,15]	342,069	8,210
Total common stocks (cost: $12,646,000)		8,210
Short-term securities 13.65% Money market investments 13.65%
Capital Group Central Cash Fund 1.00%[16,17]	71,882,387	7,191,114
Total short-term securities (cost: $7,190,612,000)		7,191,114
Total investment securities 106.78% (cost: $54,902,918,000)		56,253,174
Other assets less liabilities (6.78)%		(3,573,780)
Net assets 100.00%		$52,679,394
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 3/31/2020[19] (000)	Unrealized (depreciation) appreciation at 3/31/2020 (000)
30 Day Federal Funds Futures	Short	5,617	April 2020	$(2,340,604)	$(2,338,907)	$(2,467)
90 Day Euro Dollar Futures	Long	6,938	June 2020	1,734,500	1,725,394	1,156
90 Day Euro Dollar Futures	Long	915	September 2020	228,750	227,938	(70)
90 Day Euro Dollar Futures	Long	408	December 2020	102,000	101,653	49
90 Day Euro Dollar Futures	Long	2,697	March 2021	674,250	672,328	8,136
2 Year U.S. Treasury Note Futures	Long	20,993	July 2020	4,198,600	4,626,496	3,474
5 Year U.S. Treasury Note Futures	Long	57,380	July 2020	5,738,000	7,193,121	105,042
10 Year Euro-Bund Futures	Long	184	June 2020	€18,400	35,008	(349)
10 Year U.S. Treasury Note Futures	Long	21,159	June 2020	$2,115,900	2,934,489	26,178
The Bond Fund of America — Page 50 of 59

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 3/31/2020[19] (000)	Unrealized (depreciation) appreciation at 3/31/2020 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	7,342	June 2020	$(734,200)	$(1,145,581)	$(8,460)
20 Year U.S. Treasury Bond Futures	Long	7,161	June 2020	716,100	1,282,267	68,591
30 Year Euro-Buxl Futures	Long	278	June 2020	€27,800	64,357	(2,153)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,991	June 2020	$399,100	885,503	17,001
						$216,128
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD64,812	MXN1,213,016	Citibank	4/3/2020	$13,713
USD22,781	THB720,000	HSBC Bank	4/3/2020	842
USD19,185	SGD26,700	Bank of New York Mellon	4/3/2020	399
USD4,096	CAD5,432	UBS AG	4/3/2020	236
USD11,495	SEK112,000	Standard Chartered Bank	4/3/2020	172
USD639	GBP490	Barclays Bank PLC	4/3/2020	30
THB720,000	USD21,970	JPMorgan Chase	4/3/2020	(31)
GBP2,060	USD2,685	Barclays Bank PLC	4/3/2020	(126)
MXN198,000	USD8,706	Citibank	4/3/2020	(365)
USD19,499	JPY2,137,809	JPMorgan Chase	4/3/2020	(385)
MXN340,200	USD15,270	Goldman Sachs	4/3/2020	(939)
USD2,160	MXN41,200	Bank of America	4/6/2020	425
KRW86,578,943	USD73,080	JPMorgan Chase	4/6/2020	(1,947)
USD24,360	GBP18,830	Bank of New York Mellon	4/7/2020	969
USD14,562	EUR13,376	HSBC Bank	4/7/2020	(193)
USD48,886	EUR44,976	Standard Chartered Bank	4/8/2020	(730)
USD3,407	INR245,150	JPMorgan Chase	4/9/2020	171
JPY41,100,000	USD390,968	UBS AG	4/13/2020	(8,513)
EUR205	USD229	Standard Chartered Bank	4/16/2020	(2)
USD14,809	EUR13,300	Citibank	4/17/2020	131
KRW223,000,000	USD183,233	Standard Chartered Bank	4/17/2020	52
EUR15,600	USD17,475	Morgan Stanley	4/17/2020	(258)
EUR66,325	USD73,975	Goldman Sachs	4/17/2020	(778)
AUD23,900	USD15,806	Morgan Stanley	4/17/2020	(1,104)
USD21,806	MXN504,000	Goldman Sachs	4/20/2020	630
GBP12,175	USD14,753	Bank of America	4/20/2020	376
MXN205,800	USD8,513	Goldman Sachs	4/20/2020	133
MXN200,150	USD8,305	Morgan Stanley	4/20/2020	105
USD5,126	EUR4,656	Bank of America	4/20/2020	(13)
USD11,575	GBP9,340	Morgan Stanley	4/20/2020	(31)
USD14,381	GBP11,600	Morgan Stanley	4/20/2020	(33)
JPY3,381,918	USD31,568	HSBC Bank	4/20/2020	(84)
USD14,280	GBP11,700	Morgan Stanley	4/20/2020	(259)
USD13,205	GBP11,105	HSBC Bank	4/20/2020	(594)
USD64,301	INR4,797,850	JPMorgan Chase	4/21/2020	1,047
USD20,351	BRL95,270	Goldman Sachs	4/22/2020	2,044
USD27,129	KRW32,275,000	Citibank	4/22/2020	597
The Bond Fund of America — Page 51 of 59

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Purchases (000)	Sales (000)
USD1,786	EUR1,600	Citibank	4/22/2020	$20
EUR2,600	USD2,904	Goldman Sachs	4/22/2020	(34)
BRL14,200	USD2,781	Goldman Sachs	4/22/2020	(53)
COP80,099,000	USD20,928	Goldman Sachs	4/22/2020	(1,240)
USD403	INR30,700	JPMorgan Chase	4/24/2020	(1)
CAD20,700	USD14,353	Citibank	4/27/2020	361
CAD12,400	USD8,557	HSBC Bank	4/27/2020	257
CAD5,432	USD3,743	JPMorgan Chase	4/27/2020	118
EUR2,910	USD3,159	JPMorgan Chase	4/27/2020	54
USD1,782	EUR1,650	Bank of New York Mellon	4/27/2020	(39)
USD14,290	EUR13,200	Bank of New York Mellon	4/27/2020	(284)
USD28,435	MXN691,600	HSBC Bank	4/27/2020	(597)
AUD17,424	USD10,192	Goldman Sachs	4/28/2020	528
USD3,673	INR277,800	Citibank	4/28/2020	13
EUR19,000	MXN500,000	Citibank	4/28/2020	(7)
USD4,280	EUR3,960	Bank of New York Mellon	4/28/2020	(93)
USD43,765	JPY4,863,581	JPMorgan Chase	4/28/2020	(1,535)
USD6,733	EUR6,221	Bank of New York Mellon	4/29/2020	(136)
CHF27,600	USD28,222	Morgan Stanley	5/6/2020	508
EUR1,270	USD1,375	Bank of America	5/6/2020	27
USD79,320	EUR73,250	Bank of America	5/6/2020	(1,585)
				$1,969
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
1.538%	U.S. EFFR	4/29/2020	$14,519,330	$16,384	$—	$16,384
1.135%	U.S. EFFR	4/29/2020	9,811,500	7,997	—	7,997
1.5435%	U.S. EFFR	4/29/2020	5,736,810	6,498	—	6,498
1.119%	U.S. EFFR	4/29/2020	7,002,400	5,620	—	5,620
1.535%	U.S. EFFR	4/29/2020	3,893,918	4,385	—	4,385
2.898%	3-month USD-LIBOR	8/3/2020	155,000	860	—	860
3-month USD-LIBOR	2.806%	8/29/2020	194,600	(1,354)	—	(1,354)
1.454%	U.S. EFFR	12/10/2020	834,600	5,907	—	5,907
1.4555%	U.S. EFFR	12/10/2020	705,400	5,000	—	5,000
1.309%	U.S. EFFR	12/16/2020	3,252,475	10,181	—	10,181
1.33075%	U.S. EFFR	12/16/2020	2,156,325	6,868	—	6,868
1.491%	U.S. EFFR	12/16/2020	770,100	5,917	—	5,917
1.487%	U.S. EFFR	12/16/2020	759,900	5,817	—	5,817
1.4995%	U.S. EFFR	12/20/2020	1,540,000	12,348	—	12,348
EONIA	(0.558)%	2/3/2021	€2,763,600	12	—	12
EONIA	(0.545)%	2/3/2021	2,763,600	(42)	—	(42)
EONIA	(0.5315)%	2/3/2021	2,763,600	(98)	—	(98)
EONIA	(0.531)%	2/3/2021	2,763,600	(100)	—	(100)
EONIA	(0.5145)%	2/3/2021	5,527,200	(338)	—	(338)
1.426%	U.S. EFFR	2/11/2021	$800,000	8,643	—	8,643
The Bond Fund of America — Page 52 of 59

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
1.424%	U.S. EFFR	2/11/2021	$800,000	$8,629	$—	$8,629
2.1125%	U.S. EFFR	3/28/2021	382,000	7,833	—	7,833
3-month USD-LIBOR	2.367%	3/28/2021	1,386,800	(24,205)	—	(24,205)
2.19875%	U.S. EFFR	5/7/2021	367,600	8,118	—	8,118
3-month USD-LIBOR	2.312%	5/23/2021	318,000	(6,195)	—	(6,195)
1.355%	U.S. EFFR	10/24/2021	128,500	2,181	—	2,181
1.305%	U.S. EFFR	10/25/2021	343,900	5,569	—	5,569
1.3065%	U.S. EFFR	10/25/2021	315,500	5,117	—	5,117
1.39%	U.S. EFFR	10/31/2021	700,800	12,456	—	12,456
1.3615%	U.S. EFFR	11/1/2021	2,832,100	49,339	—	49,339
1.281%	U.S. EFFR	11/4/2021	1,675,800	27,251	—	27,251
1.4025%	U.S. EFFR	11/7/2021	351,000	6,454	—	6,454
8.54%	28-day MXN-TIIE	1/6/2022	MXN884,158	1,794	—	1,794
8.44%	28-day MXN-TIIE	1/7/2022	995,842	1,952	—	1,952
1.402%	U.S. EFFR	1/14/2022	$472,390	10,397	—	10,397
1.403%	U.S. EFFR	1/14/2022	446,610	9,838	—	9,838
0.681%	6-month GBP-LIBOR	1/30/2022	£178,100	700	—	700
0.676%	6-month GBP-LIBOR	1/30/2022	180,800	690	—	690
0.71%	6-month GBP-LIBOR	2/18/2022	180,800	806	—	806
1.082%	U.S. EFFR	2/26/2022	$228,400	4,277	—	4,277
1.074%	U.S. EFFR	2/26/2022	227,700	4,229	—	4,229
1.0405%	U.S. EFFR	2/27/2022	434,265	7,799	—	7,799
1.07625%	U.S. EFFR	2/27/2022	225,440	4,205	—	4,205
3-month USD-LIBOR	1.23%	2/27/2022	225,880	(3,205)	—	(3,205)
3-month USD-LIBOR	1.262%	2/27/2022	225,880	(3,343)	—	(3,343)
3-month USD-LIBOR	1.233%	2/28/2022	232,750	(3,332)	—	(3,332)
3-month USD-LIBOR	1.1225%	3/2/2022	724,200	(8,919)	—	(8,919)
0.5585%	3-month USD-LIBOR	3/19/2022	380,000	1,036	—	1,036
0.648%	3-month USD-LIBOR	3/23/2022	188,440	795	—	795
0.54%	3-month USD-LIBOR	3/27/2022	757,200	1,499	—	1,499
0.5385%	3-month USD-LIBOR	3/27/2022	380,000	741	—	741
U.S. EFFR	0.0965%	3/30/2022	215,745	(43)	—	(43)
U.S. EFFR	0.091%	3/31/2022	159,800	(14)	—	(14)
U.S. EFFR	0.092%	3/31/2022	159,800	(17)	—	(17)
U.S. EFFR	0.095%	3/31/2022	159,800	(27)	—	(27)
2.197%	U.S. EFFR	4/18/2022	369,200	15,808	—	15,808
3-month USD-LIBOR	2.321%	5/2/2022	469,700	(18,141)	—	(18,141)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	718	—	718
1.8475%	3-month USD-LIBOR	7/11/2022	$210,200	6,667	—	6,667
2.5775%	U.S. EFFR	7/16/2022	1,001,820	25,016	—	25,016
3-month USD-LIBOR	1.948%	7/28/2022	630,000	(21,803)	—	(21,803)
2.80%	3-month USD-LIBOR	9/2/2022	785,000	38,825	—	38,825
2.009%	3-month USD-LIBOR	10/4/2022	272,000	10,658	—	10,658
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	4,690	—	4,690
3-month USD-LIBOR	2.7454%	3/8/2023	417,000	(28,538)	—	(28,538)
3-month USD-LIBOR	2.733%	3/8/2023	775,000	(52,757)	—	(52,757)
3-month USD-LIBOR	2.9415%	5/14/2023	22,700	(1,762)	—	(1,762)
2.5815%	U.S. EFFR	5/25/2023	459,000	34,787	—	34,787
1.615%	3-month USD-LIBOR	8/18/2023	270,000	6,604	—	6,604
U.S. EFFR	2.4435%	12/20/2023	62,076	(5,178)	—	(5,178)
The Bond Fund of America — Page 53 of 59

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
U.S. EFFR	2.45375%	12/20/2023	$556,063	$(46,598)	$—	$(46,598)
U.S. EFFR	2.4325%	12/21/2023	138,000	(11,471)	—	(11,471)
2.21875%	U.S. EFFR	3/14/2024	349,000	28,523	—	28,523
2.314%	3-month USD-LIBOR	5/9/2024	571,400	42,660	—	42,660
3-month USD-LIBOR	2.293%	5/10/2024	73,450	(5,424)	—	(5,424)
7.79%	28-day MXN-TIIE	5/31/2024	MXN1,150,000	2,998	—	2,998
2.768%	3-month USD-LIBOR	1/29/2025	$230,000	9,754	—	9,754
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,651)	—	(1,651)
2.524%	3-month USD-LIBOR	4/14/2025	$123,000	12,274	—	12,274
3-month USD-LIBOR	1.867%	7/11/2025	297,400	(11,199)	—	(11,199)
2.354%	3-month USD-LIBOR	9/25/2025	420,000	38,582	—	38,582
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,702)	—	(1,702)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(1,181)	—	(1,181)
6-month JPY-LIBOR	0.228%	2/8/2026	8,500,000	(1,274)	—	(1,274)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	(1,121)	—	(1,121)
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	190	—	190
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	92	—	92
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	175	—	175
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	36	—	36
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	45	—	45
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	(3,038)	—	(3,038)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	1,293	—	1,293
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(1,797)	—	(1,797)
1.229%	3-month USD-LIBOR	2/26/2027	$315,700	13,379	—	13,379
28-day MXN-TIIE	7.47%	4/5/2027	MXN290,000	(539)	—	(539)
28-day MXN-TIIE	7.625%	5/20/2027	410,000	(918)	—	(918)
28-day MXN-TIIE	7.865%	12/8/2027	189,000	(535)	—	(535)
3-month USD-LIBOR	2.446%	1/8/2028	$42,000	(5,825)	—	(5,825)
2.908%	3-month USD-LIBOR	2/1/2028	88,900	9,386	—	9,386
2.91%	3-month USD-LIBOR	2/1/2028	88,800	9,384	—	9,384
2.925%	3-month USD-LIBOR	2/1/2028	71,100	7,566	—	7,566
2.92%	3-month USD-LIBOR	2/2/2028	67,200	7,134	—	7,134
3-month USD-LIBOR	2.891%	3/9/2028	45,000	(7,963)	—	(7,963)
U.S. EFFR	2.471%	3/27/2028	190,100	(31,612)	—	(31,612)
U.S. EFFR	2.4575%	3/29/2028	224,497	(37,110)	—	(37,110)
U.S. EFFR	2.424%	3/30/2028	189,960	(30,900)	—	(30,900)
2.919%	3-month USD-LIBOR	7/16/2028	89,800	16,598	—	16,598
6-month GBP-LIBOR	1.6567%	9/28/2028	£53,200	(5,943)	—	(5,943)
3-month USD-LIBOR	2.724%	2/5/2029	$301,173	(53,560)	—	(53,560)
3-month USD-LIBOR	2.7435%	2/6/2029	301,183	(54,087)	—	(54,087)
3-month USD-LIBOR	2.4775%	4/4/2029	24,000	(3,813)	—	(3,813)
3-month USD-LIBOR	2.493%	4/8/2029	27,500	(4,412)	—	(4,412)
3-month USD-LIBOR	2.566%	4/24/2029	45,000	(7,533)	—	(7,533)
3-month USD-LIBOR	2.5525%	4/25/2029	36,400	(6,050)	—	(6,050)
3-month USD-LIBOR	1.995%	7/19/2029	27,500	(3,259)	—	(3,259)
3-month USD-LIBOR	1.62105%	8/7/2029	169,000	(14,267)	—	(14,267)
1.63521%	3-month USD-LIBOR	8/8/2029	77,090	6,609	—	6,609
U.S. EFFR	1.485%	10/23/2029	73,400	(6,953)	—	(6,953)
U.S. EFFR	1.453%	10/24/2029	85,100	(7,804)	—	(7,804)
1.419%	U.S. EFFR	11/26/2029	310,000	27,714	—	27,714
The Bond Fund of America — Page 54 of 59

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
3-month USD-LIBOR	2.679%	4/14/2030	$65,500	$(12,586)	$—	$(12,586)
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(35,818)	—	(35,818)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	(38,969)	—	(38,969)
3-month USD-LIBOR	1.87%	8/18/2031	57,000	(5,971)	—	(5,971)
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	(9,677)	—	(9,677)
2.523%	3-month USD-LIBOR	12/8/2035	5,000	1,286	—	1,286
2.432%	3-month USD-LIBOR	9/21/2037	2,000	532	—	532
3-month USD-LIBOR	2.986%	2/1/2038	43,100	(7,885)	—	(7,885)
3-month USD-LIBOR	2.963%	2/1/2038	53,100	(9,601)	—	(9,601)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	(9,635)	—	(9,635)
3-month USD-LIBOR	2.967%	2/2/2038	41,500	(7,519)	—	(7,519)
2.987%	3-month USD-LIBOR	2/7/2038	37,000	13,491	—	13,491
3.193%	3-month USD-LIBOR	5/21/2038	45,000	18,242	—	18,242
3.062%	3-month USD-LIBOR	7/31/2038	23,500	9,081	—	9,081
2.835%	3-month USD-LIBOR	1/10/2039	21,500	7,610	—	7,610
6-month GBP-LIBOR	1.5872%	2/5/2039	£4,250	(903)	—	(903)
6-month GBP-LIBOR	1.5877%	2/5/2039	7,300	(1,551)	—	(1,551)
2.874%	3-month USD-LIBOR	2/6/2039	$13,900	5,031	—	5,031
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	14,029	—	14,029
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(19,113)	—	(19,113)
3-month USD-LIBOR	2.525%	10/20/2045	28,000	(10,906)	—	(10,906)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	(16,269)	—	(16,269)
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(15,648)	—	(15,648)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(49,304)	—	(49,304)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(5,292)	—	(5,292)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(5,477)	—	(5,477)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(18,407)	—	(18,407)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	(5,473)	—	(5,473)
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	1,222	—	1,222
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	3,635	—	3,635
3-month USD-LIBOR	2.381%	5/31/2049	14,500	(5,738)	—	(5,738)
3-month USD-LIBOR	1.934%	12/12/2049	32,700	(9,219)	—	(9,219)
3-month USD-LIBOR	1.935%	12/17/2049	41,790	(11,795)	—	(11,795)
3-month USD-LIBOR	2.007%	12/19/2049	26,200	(7,899)	—	(7,899)
3-month USD-LIBOR	2.068%	12/24/2049	54,390	(17,290)	—	(17,290)
3-month USD-LIBOR	2.045%	12/27/2049	33,000	(10,284)	—	(10,284)
3-month USD-LIBOR	2.0375%	1/6/2050	48,000	(14,843)	—	(14,843)
3-month USD-LIBOR	1.961%	1/9/2050	72,600	(20,940)	—	(20,940)
3-month USD-LIBOR	1.678%	2/21/2050	64,910	(13,743)	—	(13,743)
					$—	$(208,239)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2020 (000)	Upfront payments (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$308,259	$19,790	$16,214	$3,576
CDX.NA.IG.34	1.00%/Quarterly	6/20/2025	1,574,885	10,482	23,919	(13,437)
					$40,133	$(9,861)
The Bond Fund of America — Page 55 of 59

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Short-term securities 13.65%
Money market investments 13.65%
Capital Group Central Cash Fund 1.00%[16]	28,748,660	98,393,359	55,259,632	71,882,387	$3,672	$(2,100)	$15,612	$7,191,114
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $444,946,000, which represented .84% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Amount less than one thousand.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,615,889,000, which represented 10.66% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $17,001,000, which represented .03% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,445,000, which represented .03% of the net assets of the fund.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 3/31/2020.
[17]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$8,210.02%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Bond Fund of America — Page 56 of 59

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $26,798,927,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,330,888,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $145,445,038,000 and $2,028,529,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Bond Fund of America — Page 57 of 59

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$16,025,627	$—	$16,025,627
Corporate bonds & notes	—	15,869,637	6,135	15,875,772
Mortgage-backed obligations	—	14,323,269	—	14,323,269
Asset-backed obligations	—	1,343,270	—	1,343,270
Bonds & notes of governments & government agencies outside the U.S.	—	793,907	—	793,907
Municipals	—	688,818	—	688,818
Preferred securities	—	3,187	—	3,187
Common stocks	—	—	8,210	8,210
Short-term securities	7,191,114	—	—	7,191,114
Total	$7,191,114	$49,047,715	$14,345	$56,253,174
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$229,627	$—	$—	$229,627
Unrealized appreciation on open forward currency contracts	—	23,958	—	23,958
Unrealized appreciation on interest rate swaps	—	738,466	—	738,466
Unrealized appreciation on credit default swaps	—	3,576	—	3,576
Liabilities:
Unrealized depreciation on futures contracts	(13,499)	—	—	(13,499)
Unrealized depreciation on open forward currency contracts	—	(21,989)	—	(21,989)
Unrealized depreciation on interest rate swaps	—	(946,705)	—	(946,705)
Unrealized depreciation on credit default swaps	—	(13,437)	—	(13,437)
Total	$216,128	$(216,131)	$—	$(3)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The Bond Fund of America — Page 58 of 59

unaudited
Key to abbreviations and symbols
Agcy. = Agency	GBP/£ = British pounds
AMT = Alternative Minimum Tax	ICE = Intercontinental Exchange, Inc.
AUD = Australian dollars	INR = Indian rupees
Auth. = Authority	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CHF = Swiss francs	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	Ref. = Refunding
COP = Colombian pesos	Rev. = Revenue
Dept. = Department	SEK = Swedish kronor
Dev. = Development	SGD = Singapore dollars
Econ. = Economic	SIFMA = Securities Industry and Financial Markets Association
EFFR = Effective Federal Funds Rate	SOFR = Secured Overnight Financing Rate
EONIA = Euro Overnight Index Average	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
Fac. = Facility	TIIE = Equilibrium Interbank Interest Rate
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance	UYU = Uruguayan pesos
G.O. = General Obligation
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-008-0520O-S73157	The Bond Fund of America — Page 59 of 59